Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Entity Central Index Key	0000356682
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000023754
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class A
Trading Symbol	CSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$9,882	$10,809	$10,486	$10,002
11/15	$9,879	$10,845	$10,496	$9,975
12/15	$9,692	$10,650	$10,369	$9,943
1/16	$9,391	$10,076	$10,091	$10,080
2/16	$9,397	$10,073	$10,118	$10,151
3/16	$9,849	$10,775	$10,578	$10,244
4/16	$9,919	$10,833	$10,629	$10,284
5/16	$10,019	$11,023	$10,741	$10,286
6/16	$10,042	$11,048	$10,833	$10,471
7/16	$10,279	$11,469	$11,108	$10,537
8/16	$10,315	$11,484	$11,112	$10,525
9/16	$10,322	$11,493	$11,115	$10,519
10/16	$10,117	$11,269	$10,950	$10,439
11/16	$10,315	$11,713	$11,106	$10,192
12/16	$10,442	$11,933	$11,237	$10,206
1/17	$10,547	$12,173	$11,382	$10,226
2/17	$10,775	$12,645	$11,677	$10,295
3/17	$10,778	$12,653	$11,679	$10,290
4/17	$10,809	$12,786	$11,789	$10,369
5/17	$10,932	$12,949	$11,915	$10,449
6/17	$10,964	$13,040	$11,960	$10,438
7/17	$11,104	$13,298	$12,123	$10,483
8/17	$11,128	$13,340	$12,189	$10,577
9/17	$11,200	$13,624	$12,322	$10,527
10/17	$11,347	$13,936	$12,494	$10,533
11/17	$11,529	$14,361	$12,717	$10,519
12/17	$11,645	$14,521	$12,825	$10,568
1/18	$11,936	$15,319	$13,188	$10,446
2/18	$11,660	$14,756	$12,848	$10,347
3/18	$11,539	$14,421	$12,706	$10,413
4/18	$11,536	$14,470	$12,694	$10,336
5/18	$11,724	$14,840	$12,925	$10,410
6/18	$11,789	$14,936	$12,968	$10,397
7/18	$12,112	$15,451	$13,238	$10,399
8/18	$12,330	$15,983	$13,546	$10,466
9/18	$12,321	$16,044	$13,542	$10,399
10/18	$11,771	$14,909	$12,924	$10,317
11/18	$11,953	$15,212	$13,113	$10,378
12/18	$11,326	$13,827	$12,493	$10,569
1/19	$11,929	$14,985	$13,174	$10,681
2/19	$12,195	$15,493	$13,438	$10,675
3/19	$12,486	$15,763	$13,682	$10,880
4/19	$12,808	$16,399	$14,015	$10,883
5/19	$12,595	$15,354	$13,578	$11,076
6/19	$13,082	$16,432	$14,219	$11,215
7/19	$13,308	$16,687	$14,364	$11,240
8/19	$13,405	$16,382	$14,355	$11,531
9/19	$13,376	$16,665	$14,473	$11,470
10/19	$13,501	$17,019	$14,675	$11,504
11/19	$13,754	$17,662	$15,005	$11,498
12/19	$14,013	$18,172	$15,260	$11,490
1/20	$14,177	$18,191	$15,388	$11,711
2/20	$13,553	$16,705	$14,744	$11,922
3/20	$12,255	$14,497	$13,540	$11,852
4/20	$13,323	$16,413	$14,710	$12,063
5/20	$13,777	$17,279	$15,203	$12,119
6/20	$14,108	$17,661	$15,443	$12,195
7/20	$14,777	$18,695	$16,078	$12,377
8/20	$15,377	$20,068	$16,734	$12,277
9/20	$15,011	$19,334	$16,364	$12,271
10/20	$14,773	$18,868	$16,098	$12,216
11/20	$15,738	$21,090	$17,298	$12,336
12/20	$16,177	$21,981	$17,747	$12,353
1/21	$16,025	$21,800	$17,608	$12,264
2/21	$16,325	$22,432	$17,812	$12,087
3/21	$16,460	$23,281	$18,128	$11,936
4/21	$17,168	$24,534	$18,771	$12,030
5/21	$17,192	$24,651	$18,849	$12,070
6/21	$17,504	$25,268	$19,185	$12,155
7/21	$17,789	$25,793	$19,510	$12,290
8/21	$18,057	$26,540	$19,834	$12,267
9/21	$17,485	$25,321	$19,219	$12,161
10/21	$18,191	$27,078	$20,017	$12,157
11/21	$18,018	$26,714	$19,879	$12,193
12/21	$18,493	$27,796	$20,342	$12,162
1/22	$17,530	$26,229	$19,478	$11,900
2/22	$17,335	$25,509	$19,071	$11,767
3/22	$17,570	$26,370	$19,245	$11,441
4/22	$16,471	$24,020	$17,924	$11,006
5/22	$16,409	$23,983	$17,953	$11,077
6/22	$15,630	$21,975	$16,939	$10,904
7/22	$16,470	$24,021	$18,051	$11,170
8/22	$15,945	$23,099	$17,431	$10,854
9/22	$14,967	$20,962	$16,162	$10,385
10/22	$15,458	$22,643	$16,856	$10,251
11/22	$16,171	$23,868	$17,651	$10,628
12/22	$15,660	$22,480	$17,003	$10,580
1/23	$16,293	$23,987	$17,897	$10,905
2/23	$15,854	$23,416	$17,456	$10,623
3/23	$16,398	$24,157	$17,965	$10,893
4/23	$16,562	$24,456	$18,142	$10,959
5/23	$16,484	$24,570	$18,113	$10,840
6/23	$17,080	$26,230	$18,822	$10,801
7/23	$17,399	$27,132	$19,205	$10,794
8/23	$17,331	$26,657	$18,954	$10,725
9/23	$16,630	$25,404	$18,227	$10,452
10/23	$16,344	$24,790	$17,848	$10,287
11/23	$17,536	$27,105	$19,171	$10,753
12/23	$18,219	$28,444	$20,032	$11,165
1/24	$18,548	$28,840	$20,178	$11,134
2/24	$19,137	$30,398	$20,718	$10,977
3/24	$19,520	$31,372	$21,193	$11,078
4/24	$18,882	$30,037	$20,438	$10,798
5/24	$19,748	$31,452	$21,154	$10,982
6/24	$20,431	$32,493	$21,654	$11,085
7/24	$20,660	$32,965	$22,045	$11,344
8/24	$21,141	$33,747	$22,485	$11,507
9/24	$21,457	$34,468	$22,894	$11,661
10/24	$21,255	$34,228	$22,571	$11,372
11/24	$22,057	$36,431	$23,539	$11,493
12/24	$21,681	$35,415	$22,991	$11,304
1/25	$22,135	$36,543	$23,479	$11,364
2/25	$21,939	$35,904	$23,439	$11,614
3/25	$21,099	$33,826	$22,628	$11,619
4/25	$21,099	$33,624	$22,583	$11,664
5/25	$21,872	$35,771	$23,384	$11,581
6/25	$22,638	$37,582	$24,238	$11,759
7/25	$22,953	$38,417	$24,535	$11,728
8/25	$23,213	$39,226	$24,963	$11,868
9/25	$23,627	$40,586	$25,591	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.12%	9.49%	9.56%
Class A with 5.25% Maximum Sales Charge	4.33%	8.32%	8.97%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,458,705,509
Holdings Count | Holding	594
Advisory Fees Paid, Amount	$ 5,197,837
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023756
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class C
Trading Symbol	CSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,424	$10,809	$10,486	$10,002
11/15	$10,411	$10,845	$10,496	$9,975
12/15	$10,206	$10,650	$10,369	$9,943
1/16	$9,887	$10,076	$10,091	$10,080
2/16	$9,883	$10,073	$10,118	$10,151
3/16	$10,354	$10,775	$10,578	$10,244
4/16	$10,419	$10,833	$10,629	$10,284
5/16	$10,519	$11,023	$10,741	$10,286
6/16	$10,534	$11,048	$10,833	$10,471
7/16	$10,775	$11,469	$11,108	$10,537
8/16	$10,808	$11,484	$11,112	$10,525
9/16	$10,805	$11,493	$11,115	$10,519
10/16	$10,585	$11,269	$10,950	$10,439
11/16	$10,784	$11,713	$11,106	$10,192
12/16	$10,907	$11,933	$11,237	$10,206
1/17	$11,013	$12,173	$11,382	$10,226
2/17	$11,243	$12,645	$11,677	$10,295
3/17	$11,237	$12,653	$11,679	$10,290
4/17	$11,262	$12,786	$11,789	$10,369
5/17	$11,383	$12,949	$11,915	$10,449
6/17	$11,411	$13,040	$11,960	$10,438
7/17	$11,546	$13,298	$12,123	$10,483
8/17	$11,565	$13,340	$12,189	$10,577
9/17	$11,632	$13,624	$12,322	$10,527
10/17	$11,776	$13,936	$12,494	$10,533
11/17	$11,959	$14,361	$12,717	$10,519
12/17	$12,069	$14,521	$12,825	$10,568
1/18	$12,364	$15,319	$13,188	$10,446
2/18	$12,069	$14,756	$12,848	$10,347
3/18	$11,937	$14,421	$12,706	$10,413
4/18	$11,929	$14,470	$12,694	$10,336
5/18	$12,110	$14,840	$12,925	$10,410
6/18	$12,176	$14,936	$12,968	$10,397
7/18	$12,496	$15,451	$13,238	$10,399
8/18	$12,717	$15,983	$13,546	$10,466
9/18	$12,696	$16,044	$13,542	$10,399
10/18	$12,122	$14,909	$12,924	$10,317
11/18	$12,304	$15,212	$13,113	$10,378
12/18	$11,649	$13,827	$12,493	$10,569
1/19	$12,261	$14,985	$13,174	$10,681
2/19	$12,529	$15,493	$13,438	$10,675
3/19	$12,822	$15,763	$13,682	$10,880
4/19	$13,143	$16,399	$14,015	$10,883
5/19	$12,917	$15,354	$13,578	$11,076
6/19	$13,409	$16,432	$14,219	$11,215
7/19	$13,628	$16,687	$14,364	$11,240
8/19	$13,718	$16,382	$14,355	$11,531
9/19	$13,682	$16,665	$14,473	$11,470
10/19	$13,798	$17,019	$14,675	$11,504
11/19	$14,050	$17,662	$15,005	$11,498
12/19	$14,308	$18,172	$15,260	$11,490
1/20	$14,464	$18,191	$15,388	$11,711
2/20	$13,821	$16,705	$14,744	$11,922
3/20	$12,487	$14,497	$13,540	$11,852
4/20	$13,568	$16,413	$14,710	$12,063
5/20	$14,021	$17,279	$15,203	$12,119
6/20	$14,349	$17,661	$15,443	$12,195
7/20	$15,020	$18,695	$16,078	$12,377
8/20	$15,618	$20,068	$16,734	$12,277
9/20	$15,241	$19,334	$16,364	$12,271
10/20	$14,986	$18,868	$16,098	$12,216
11/20	$15,954	$21,090	$17,298	$12,336
12/20	$16,393	$21,981	$17,747	$12,353
1/21	$16,224	$21,800	$17,608	$12,264
2/21	$16,518	$22,432	$17,812	$12,087
3/21	$16,645	$23,281	$18,128	$11,936
4/21	$17,352	$24,534	$18,771	$12,030
5/21	$17,365	$24,651	$18,849	$12,070
6/21	$17,669	$25,268	$19,185	$12,155
7/21	$17,941	$25,793	$19,510	$12,290
8/21	$18,204	$26,540	$19,834	$12,267
9/21	$17,617	$25,321	$19,219	$12,161
10/21	$18,316	$27,078	$20,017	$12,157
11/21	$18,130	$26,714	$19,879	$12,193
12/21	$18,592	$27,796	$20,342	$12,162
1/22	$17,613	$26,229	$19,478	$11,900
2/22	$17,409	$25,509	$19,071	$11,767
3/22	$17,636	$26,370	$19,245	$11,441
4/22	$16,522	$24,020	$17,924	$11,006
5/22	$16,448	$23,983	$17,953	$11,077
6/22	$15,658	$21,975	$16,939	$10,904
7/22	$16,487	$24,021	$18,051	$11,170
8/22	$15,954	$23,099	$17,431	$10,854
9/22	$14,965	$20,962	$16,162	$10,385
10/22	$15,447	$22,643	$16,856	$10,251
11/22	$16,148	$23,868	$17,651	$10,628
12/22	$15,628	$22,480	$17,003	$10,580
1/23	$16,247	$23,987	$17,897	$10,905
2/23	$15,801	$23,416	$17,456	$10,623
3/23	$16,335	$24,157	$17,965	$10,893
4/23	$16,486	$24,456	$18,142	$10,959
5/23	$16,401	$24,570	$18,113	$10,840
6/23	$16,982	$26,230	$18,822	$10,801
7/23	$17,289	$27,132	$19,205	$10,794
8/23	$17,209	$26,657	$18,954	$10,725
9/23	$16,499	$25,404	$18,227	$10,452
10/23	$16,208	$24,790	$17,848	$10,287
11/23	$17,378	$27,105	$19,171	$10,753
12/23	$18,046	$28,444	$20,032	$11,165
1/24	$18,357	$28,840	$20,178	$11,134
2/24	$18,927	$30,398	$20,718	$10,977
3/24	$19,296	$31,372	$21,193	$11,078
4/24	$18,654	$30,037	$20,438	$10,798
5/24	$19,498	$31,452	$21,154	$10,982
6/24	$20,159	$32,493	$21,654	$11,085
7/24	$20,370	$32,965	$22,045	$11,344
8/24	$20,831	$33,747	$22,485	$11,507
9/24	$21,130	$34,468	$22,894	$11,661
10/24	$20,919	$34,228	$22,571	$11,372
11/24	$21,693	$36,431	$23,539	$11,493
12/24	$21,311	$35,415	$22,991	$11,304
1/25	$21,741	$36,543	$23,479	$11,364
2/25	$21,541	$35,904	$23,439	$11,614
3/25	$20,697	$33,826	$22,628	$11,619
4/25	$20,687	$33,624	$22,583	$11,664
5/25	$21,429	$35,771	$23,384	$11,581
6/25	$22,168	$37,582	$24,238	$11,759
7/25	$22,460	$38,417	$24,535	$11,728
8/25	$22,701	$39,226	$24,963	$11,868
9/25	$23,442	$40,586	$25,591	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.28%	8.66%	8.89%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.28%	8.66%	8.89%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,458,705,509
Holdings Count | Holding	594
Advisory Fees Paid, Amount	$ 5,197,837
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023757
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class I
Trading Symbol	CBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,023,686	$1,064,969	$1,036,896	$994,300
3/16	$1,041,273	$1,077,472	$1,057,775	$1,024,447
6/16	$1,062,641	$1,104,799	$1,083,306	$1,047,126
9/16	$1,093,156	$1,149,318	$1,111,451	$1,051,924
12/16	$1,107,208	$1,193,338	$1,123,733	$1,020,624
3/17	$1,143,686	$1,265,254	$1,167,865	$1,028,960
6/17	$1,164,892	$1,303,991	$1,196,047	$1,043,830
9/17	$1,190,920	$1,362,381	$1,232,194	$1,052,687
12/17	$1,239,420	$1,452,139	$1,282,497	$1,056,773
3/18	$1,229,082	$1,442,119	$1,270,576	$1,041,335
6/18	$1,256,747	$1,493,554	$1,296,832	$1,039,687
9/18	$1,313,870	$1,604,408	$1,354,182	$1,039,886
12/18	$1,208,892	$1,382,667	$1,249,252	$1,056,893
3/19	$1,333,935	$1,576,250	$1,368,189	$1,087,996
6/19	$1,398,356	$1,643,195	$1,421,864	$1,121,502
9/19	$1,430,369	$1,666,545	$1,447,338	$1,146,952
12/19	$1,499,647	$1,817,186	$1,526,043	$1,149,019
3/20	$1,312,129	$1,449,737	$1,354,034	$1,185,194
6/20	$1,511,545	$1,766,118	$1,544,327	$1,219,513
9/20	$1,609,774	$1,933,411	$1,636,363	$1,227,065
12/20	$1,735,784	$2,198,128	$1,774,650	$1,235,272
3/21	$1,766,930	$2,328,093	$1,812,786	$1,193,612
6/21	$1,880,344	$2,526,829	$1,918,498	$1,215,453
9/21	$1,879,460	$2,532,065	$1,921,853	$1,216,082
12/21	$1,988,802	$2,779,642	$2,034,189	$1,216,223
3/22	$1,890,944	$2,637,031	$1,924,503	$1,144,053
6/22	$1,682,750	$2,197,455	$1,693,865	$1,090,356
9/22	$1,612,625	$2,096,164	$1,616,198	$1,038,538
12/22	$1,687,921	$2,247,982	$1,700,336	$1,057,991
3/23	$1,769,048	$2,415,692	$1,796,467	$1,089,329
6/23	$1,843,855	$2,622,958	$1,882,163	$1,080,132
9/23	$1,796,040	$2,540,418	$1,822,697	$1,045,231
12/23	$1,969,012	$2,844,355	$2,003,239	$1,116,486
3/24	$2,110,822	$3,137,210	$2,119,278	$1,107,825
6/24	$2,210,644	$3,249,253	$2,165,379	$1,108,546
9/24	$2,323,189	$3,446,835	$2,289,430	$1,166,148
12/24	$2,348,658	$3,541,535	$2,299,071	$1,130,445
3/25	$2,286,519	$3,382,565	$2,262,846	$1,161,883
6/25	$2,455,161	$3,758,231	$2,423,787	$1,175,904
9/25	$2,564,418	$4,058,591	$2,559,085	$1,199,777

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.38%	9.75%	9.87%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,458,705,509
Holdings Count | Holding	594
Advisory Fees Paid, Amount	$ 5,197,837
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211115
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class R6
Trading Symbol	CBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,216,316	$5,404,543	$5,243,058	$5,000,830
11/15	$5,216,316	$5,422,396	$5,247,909	$4,987,619
12/15	$5,118,431	$5,324,845	$5,184,479	$4,971,501
1/16	$4,961,868	$5,038,240	$5,045,586	$5,039,915
2/16	$4,965,309	$5,036,511	$5,058,865	$5,075,667
3/16	$5,206,363	$5,387,359	$5,288,873	$5,122,237
4/16	$5,244,378	$5,416,656	$5,314,251	$5,141,898
5/16	$5,299,673	$5,511,512	$5,370,633	$5,143,217
6/16	$5,313,206	$5,523,993	$5,416,530	$5,235,629
7/16	$5,441,737	$5,734,426	$5,554,032	$5,268,730
8/16	$5,462,580	$5,742,045	$5,555,919	$5,262,705
9/16	$5,465,782	$5,746,589	$5,557,255	$5,259,622
10/16	$5,361,074	$5,634,530	$5,475,232	$5,219,391
11/16	$5,467,527	$5,856,664	$5,552,940	$5,095,933
12/16	$5,536,042	$5,966,692	$5,618,666	$5,103,121
1/17	$5,592,786	$6,086,674	$5,690,866	$5,113,134
2/17	$5,715,139	$6,322,277	$5,838,335	$5,147,499
3/17	$5,718,432	$6,326,272	$5,839,323	$5,144,800
4/17	$5,738,028	$6,393,155	$5,894,390	$5,184,502
5/17	$5,803,941	$6,474,746	$5,957,673	$5,224,408
6/17	$5,824,460	$6,519,955	$5,980,233	$5,219,150
7/17	$5,899,614	$6,649,073	$6,061,585	$5,241,609
8/17	$5,915,718	$6,669,871	$6,094,710	$5,288,625
9/17	$5,954,602	$6,811,907	$6,160,971	$5,263,436
10/17	$6,033,662	$6,968,145	$6,247,183	$5,266,485
11/17	$6,132,486	$7,180,646	$6,358,284	$5,259,725
12/17	$6,197,098	$7,260,696	$6,412,487	$5,283,865
1/18	$6,352,843	$7,659,259	$6,594,147	$5,223,011
2/18	$6,206,712	$7,378,062	$6,423,888	$5,173,500
3/18	$6,145,409	$7,210,597	$6,352,882	$5,206,677
4/18	$6,145,409	$7,235,104	$6,346,937	$5,167,953
5/18	$6,245,742	$7,419,788	$6,462,264	$5,204,836
6/18	$6,283,737	$7,467,769	$6,484,158	$5,198,434
7/18	$6,456,186	$7,725,493	$6,619,041	$5,199,670
8/18	$6,574,382	$7,991,693	$6,772,922	$5,233,128
9/18	$6,569,351	$8,022,039	$6,770,908	$5,199,429
10/18	$6,277,553	$7,454,373	$6,462,026	$5,158,341
11/18	$6,378,985	$7,606,074	$6,556,360	$5,189,134
12/18	$6,044,460	$6,913,336	$6,246,259	$5,284,465
1/19	$6,368,018	$7,492,696	$6,586,866	$5,340,583
2/19	$6,513,619	$7,746,388	$6,719,152	$5,337,489
3/19	$6,670,509	$7,881,249	$6,840,947	$5,439,979
4/19	$6,843,058	$8,199,526	$7,007,407	$5,441,371
5/19	$6,731,409	$7,677,017	$6,789,239	$5,537,964
6/19	$6,994,590	$8,215,976	$7,109,322	$5,607,511
7/19	$7,114,835	$8,343,569	$7,181,822	$5,619,845
8/19	$7,167,824	$8,190,752	$7,177,336	$5,765,465
9/19	$7,153,571	$8,332,726	$7,236,690	$5,734,758
10/19	$7,223,122	$8,509,326	$7,337,431	$5,752,032
11/19	$7,360,180	$8,830,906	$7,502,313	$5,749,103
12/19	$7,502,042	$9,085,930	$7,630,215	$5,745,096
1/20	$7,590,202	$9,095,737	$7,693,892	$5,855,658
2/20	$7,258,551	$8,352,459	$7,372,050	$5,961,051
3/20	$6,565,093	$7,248,687	$6,770,170	$5,925,972
4/20	$7,138,353	$8,206,548	$7,355,086	$6,031,313
5/20	$7,382,832	$8,639,537	$7,601,623	$6,059,394
6/20	$7,561,607	$8,830,590	$7,721,636	$6,097,563
7/20	$7,923,296	$9,347,674	$8,039,061	$6,188,643
8/20	$8,246,911	$10,033,766	$8,367,131	$6,138,689
9/20	$8,052,421	$9,667,054	$8,181,816	$6,135,324
10/20	$7,927,231	$9,433,935	$8,048,821	$6,107,928
11/20	$8,447,085	$10,544,848	$8,649,096	$6,167,861
12/20	$8,684,280	$10,990,639	$8,873,251	$6,176,360
1/21	$8,604,409	$10,900,120	$8,803,955	$6,132,076
2/21	$8,766,309	$11,216,012	$8,906,187	$6,043,526
3/21	$8,841,718	$11,640,463	$9,063,928	$5,968,062
4/21	$9,224,823	$12,267,076	$9,385,319	$6,015,209
5/21	$9,242,138	$12,325,308	$9,424,316	$6,034,862
6/21	$9,410,472	$12,634,146	$9,592,490	$6,077,263
7/21	$9,564,528	$12,896,605	$9,754,955	$6,145,213
8/21	$9,712,075	$13,269,863	$9,916,925	$6,133,513
9/21	$9,406,977	$12,660,324	$9,609,266	$6,080,410
10/21	$9,789,692	$13,538,789	$10,008,262	$6,078,733
11/21	$9,698,362	$13,357,173	$9,939,553	$6,096,717
12/21	$9,956,021	$13,898,211	$10,170,944	$6,081,117
1/22	$9,439,490	$13,114,626	$9,739,229	$5,950,105
2/22	$9,339,441	$12,754,743	$9,535,413	$5,883,724
3/22	$9,467,454	$13,185,155	$9,622,514	$5,720,263
4/22	$8,877,197	$12,009,824	$8,961,798	$5,503,190
5/22	$8,846,867	$11,991,569	$8,976,738	$5,538,673
6/22	$8,426,955	$10,987,274	$8,469,326	$5,451,782
7/22	$8,881,326	$12,010,624	$9,025,401	$5,584,994
8/22	$8,602,614	$11,549,460	$8,715,465	$5,427,181
9/22	$8,076,798	$10,480,818	$8,080,988	$5,192,692
10/22	$8,345,005	$11,321,382	$8,427,979	$5,125,435
11/22	$8,730,847	$11,933,842	$8,825,517	$5,313,926
12/22	$8,455,368	$11,239,911	$8,501,680	$5,289,956
1/23	$8,799,024	$11,993,488	$8,948,294	$5,452,697
2/23	$8,565,147	$11,708,096	$8,727,992	$5,311,715
3/23	$8,860,778	$12,078,461	$8,982,334	$5,446,646
4/23	$8,951,879	$12,228,125	$9,070,890	$5,479,656
5/23	$8,911,124	$12,285,080	$9,056,731	$5,419,990
6/23	$9,237,134	$13,114,788	$9,410,814	$5,400,659
7/23	$9,410,511	$13,565,783	$9,602,363	$5,396,894
8/23	$9,376,798	$13,328,477	$9,477,045	$5,362,423
9/23	$8,998,854	$12,702,089	$9,113,483	$5,226,154
10/23	$8,847,449	$12,395,090	$8,923,795	$5,143,679
11/23	$9,494,585	$13,552,734	$9,585,510	$5,376,617
12/23	$9,867,695	$14,221,775	$10,016,197	$5,582,429
1/24	$10,049,248	$14,420,111	$10,089,006	$5,567,099
2/24	$10,368,194	$15,198,817	$10,358,882	$5,488,446
3/24	$10,580,380	$15,686,048	$10,596,389	$5,539,125
4/24	$10,235,501	$15,018,570	$10,218,789	$5,399,215
5/24	$10,708,477	$15,725,790	$10,576,805	$5,490,750
6/24	$11,082,589	$16,246,265	$10,826,894	$5,542,732
7/24	$11,208,752	$16,482,694	$11,022,585	$5,672,194
8/24	$11,470,974	$16,873,390	$11,242,706	$5,753,703
9/24	$11,646,224	$17,234,173	$11,447,152	$5,830,741
10/24	$11,539,401	$17,113,754	$11,285,612	$5,686,145
11/24	$11,976,631	$18,215,520	$11,769,273	$5,746,264
12/24	$11,777,256	$17,707,677	$11,495,355	$5,652,223
1/25	$12,025,525	$18,271,343	$11,739,299	$5,682,209
2/25	$11,922,079	$17,951,758	$11,719,413	$5,807,227
3/25	$11,467,389	$16,912,825	$11,314,231	$5,809,413
4/25	$11,472,582	$16,812,170	$11,291,616	$5,832,244
5/25	$11,895,761	$17,885,414	$11,691,772	$5,790,485
6/25	$12,312,713	$18,791,153	$12,118,934	$5,879,521
7/25	$12,489,987	$19,208,720	$12,267,728	$5,864,013
8/25	$12,633,370	$19,613,020	$12,481,344	$5,934,149
9/25	$12,862,719	$20,292,953	$12,795,424	$5,998,884

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	10.45%	9.81%	9.90%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference2	11.78%	9.35%	9.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,458,705,509
Holdings Count | Holding	594
Advisory Fees Paid, Amount	$ 5,197,837
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023758
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class A
Trading Symbol	CSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,707	$10,032	$10,002
11/15	$9,696	$9,995	$9,975
12/15	$9,656	$9,945	$9,943
1/16	$9,715	$10,055	$10,080
2/16	$9,737	$10,127	$10,151
3/16	$9,869	$10,251	$10,244
4/16	$9,946	$10,321	$10,284
5/16	$9,965	$10,329	$10,286
6/16	$10,118	$10,511	$10,471
7/16	$10,230	$10,597	$10,537
8/16	$10,250	$10,609	$10,525
9/16	$10,251	$10,611	$10,519
10/16	$10,189	$10,541	$10,439
11/16	$10,002	$10,304	$10,192
12/16	$10,007	$10,334	$10,206
1/17	$10,040	$10,371	$10,226
2/17	$10,117	$10,451	$10,295
3/17	$10,118	$10,447	$10,290
4/17	$10,201	$10,534	$10,369
5/17	$10,277	$10,615	$10,449
6/17	$10,302	$10,606	$10,438
7/17	$10,340	$10,659	$10,483
8/17	$10,421	$10,751	$10,577
9/17	$10,375	$10,713	$10,527
10/17	$10,385	$10,726	$10,533
11/17	$10,387	$10,710	$10,519
12/17	$10,427	$10,757	$10,568
1/18	$10,353	$10,654	$10,446
2/18	$10,273	$10,553	$10,347
3/18	$10,314	$10,606	$10,413
4/18	$10,250	$10,535	$10,336
5/18	$10,312	$10,592	$10,410
6/18	$10,312	$10,577	$10,397
7/18	$10,315	$10,599	$10,399
8/18	$10,372	$10,651	$10,466
9/18	$10,325	$10,606	$10,399
10/18	$10,255	$10,517	$10,317
11/18	$10,291	$10,564	$10,378
12/18	$10,410	$10,730	$10,569
1/19	$10,540	$10,878	$10,681
2/19	$10,563	$10,889	$10,675
3/19	$10,740	$11,086	$10,880
4/19	$10,759	$11,102	$10,883
5/19	$10,932	$11,272	$11,076
6/19	$11,037	$11,431	$11,215
7/19	$11,061	$11,465	$11,240
8/19	$11,325	$11,725	$11,531
9/19	$11,265	$11,674	$11,470
10/19	$11,300	$11,712	$11,504
11/19	$11,302	$11,709	$11,498
12/19	$11,289	$11,727	$11,490
1/20	$11,516	$11,937	$11,711
2/20	$11,662	$12,116	$11,922
3/20	$11,087	$11,879	$11,852
4/20	$11,324	$12,117	$12,063
5/20	$11,435	$12,230	$12,119
6/20	$11,654	$12,332	$12,195
7/20	$11,869	$12,549	$12,377
8/20	$11,857	$12,477	$12,277
9/20	$11,864	$12,454	$12,271
10/20	$11,828	$12,410	$12,216
11/20	$12,044	$12,572	$12,336
12/20	$12,123	$12,615	$12,353
1/21	$12,112	$12,536	$12,264
2/21	$12,004	$12,374	$12,087
3/21	$11,916	$12,230	$11,936
4/21	$12,006	$12,333	$12,030
5/21	$12,056	$12,380	$12,070
6/21	$12,139	$12,470	$12,155
7/21	$12,258	$12,595	$12,290
8/21	$12,249	$12,587	$12,267
9/21	$12,173	$12,479	$12,161
10/21	$12,163	$12,469	$12,157
11/21	$12,153	$12,484	$12,193
12/21	$12,135	$12,476	$12,162
1/22	$11,912	$12,202	$11,900
2/22	$11,763	$12,036	$11,767
3/22	$11,468	$11,713	$11,441
4/22	$11,105	$11,276	$11,006
5/22	$11,106	$11,338	$11,077
6/22	$10,878	$11,112	$10,904
7/22	$11,140	$11,391	$11,170
8/22	$10,893	$11,095	$10,854
9/22	$10,451	$10,617	$10,385
10/22	$10,300	$10,500	$10,251
11/22	$10,645	$10,892	$10,628
12/22	$10,624	$10,855	$10,580
1/23	$11,010	$11,192	$10,905
2/23	$10,787	$10,917	$10,623
3/23	$10,996	$11,173	$10,893
4/23	$11,061	$11,241	$10,959
5/23	$10,961	$11,124	$10,840
6/23	$10,942	$11,107	$10,801
7/23	$10,956	$11,118	$10,794
8/23	$10,918	$11,051	$10,725
9/23	$10,664	$10,788	$10,452
10/23	$10,486	$10,625	$10,287
11/23	$10,977	$11,104	$10,753
12/23	$11,400	$11,525	$11,165
1/24	$11,432	$11,497	$11,134
2/24	$11,277	$11,360	$10,977
3/24	$11,391	$11,471	$11,078
4/24	$11,124	$11,203	$10,798
5/24	$11,326	$11,389	$10,982
6/24	$11,434	$11,493	$11,085
7/24	$11,703	$11,754	$11,344
8/24	$11,876	$11,927	$11,507
9/24	$12,042	$12,090	$11,661
10/24	$11,755	$11,816	$11,372
11/24	$11,888	$11,940	$11,493
12/24	$11,720	$11,760	$11,304
1/25	$11,805	$11,831	$11,364
2/25	$12,053	$12,075	$11,614
3/25	$12,040	$12,073	$11,619
4/25	$12,091	$12,115	$11,664
5/25	$12,037	$12,054	$11,581
6/25	$12,232	$12,242	$11,759
7/25	$12,219	$12,224	$11,728
8/25	$12,390	$12,371	$11,868
9/25	$12,504	$12,502	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.82%	1.05%	2.59%
Class A with 3.25% Maximum Sales Charge	0.44%	0.39%	2.26%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,117,877,217
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 9,963,018
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023760
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class C
Trading Symbol	CSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,026	$10,032	$10,002
11/15	$10,007	$9,995	$9,975
12/15	$9,959	$9,945	$9,943
1/16	$10,013	$10,055	$10,080
2/16	$10,028	$10,127	$10,151
3/16	$10,157	$10,251	$10,244
4/16	$10,230	$10,321	$10,284
5/16	$10,242	$10,329	$10,286
6/16	$10,386	$10,511	$10,471
7/16	$10,494	$10,597	$10,537
8/16	$10,506	$10,609	$10,525
9/16	$10,505	$10,611	$10,519
10/16	$10,427	$10,541	$10,439
11/16	$10,232	$10,304	$10,192
12/16	$10,230	$10,334	$10,206
1/17	$10,256	$10,371	$10,226
2/17	$10,328	$10,451	$10,295
3/17	$10,322	$10,447	$10,290
4/17	$10,395	$10,534	$10,369
5/17	$10,472	$10,615	$10,449
6/17	$10,483	$10,606	$10,438
7/17	$10,519	$10,659	$10,483
8/17	$10,589	$10,751	$10,577
9/17	$10,534	$10,713	$10,527
10/17	$10,538	$10,726	$10,533
11/17	$10,532	$10,710	$10,519
12/17	$10,567	$10,757	$10,568
1/18	$10,483	$10,654	$10,446
2/18	$10,396	$10,553	$10,347
3/18	$10,431	$10,606	$10,413
4/18	$10,365	$10,535	$10,336
5/18	$10,414	$10,592	$10,410
6/18	$10,408	$10,577	$10,397
7/18	$10,411	$10,599	$10,399
8/18	$10,455	$10,651	$10,466
9/18	$10,401	$10,606	$10,399
10/18	$10,322	$10,517	$10,317
11/18	$10,351	$10,564	$10,378
12/18	$10,466	$10,730	$10,569
1/19	$10,587	$10,878	$10,681
2/19	$10,604	$10,889	$10,675
3/19	$10,776	$11,086	$10,880
4/19	$10,788	$11,102	$10,883
5/19	$10,955	$11,272	$11,076
6/19	$11,053	$11,431	$11,215
7/19	$11,069	$11,465	$11,240
8/19	$11,321	$11,725	$11,531
9/19	$11,253	$11,674	$11,470
10/19	$11,280	$11,712	$11,504
11/19	$11,281	$11,709	$11,498
12/19	$11,261	$11,727	$11,490
1/20	$11,474	$11,937	$11,711
2/20	$11,613	$12,116	$11,922
3/20	$11,036	$11,879	$11,852
4/20	$11,266	$12,117	$12,063
5/20	$11,369	$12,230	$12,119
6/20	$11,574	$12,332	$12,195
7/20	$11,781	$12,549	$12,377
8/20	$11,760	$12,477	$12,277
9/20	$11,759	$12,454	$12,271
10/20	$11,716	$12,410	$12,216
11/20	$11,930	$12,572	$12,336
12/20	$11,993	$12,615	$12,353
1/21	$11,975	$12,536	$12,264
2/21	$11,859	$12,374	$12,087
3/21	$11,764	$12,230	$11,936
4/21	$11,853	$12,333	$12,030
5/21	$11,887	$12,380	$12,070
6/21	$11,968	$12,470	$12,155
7/21	$12,071	$12,595	$12,290
8/21	$12,054	$12,587	$12,267
9/21	$11,971	$12,479	$12,161
10/21	$11,952	$12,469	$12,157
11/21	$11,934	$12,484	$12,193
12/21	$11,908	$12,476	$12,162
1/22	$11,687	$12,202	$11,900
2/22	$11,532	$12,036	$11,767
3/22	$11,233	$11,713	$11,441
4/22	$10,868	$11,276	$11,006
5/22	$10,862	$11,338	$11,077
6/22	$10,630	$11,112	$10,904
7/22	$10,888	$11,391	$11,170
8/22	$10,637	$11,095	$10,854
9/22	$10,195	$10,617	$10,385
10/22	$10,040	$10,500	$10,251
11/22	$10,372	$10,892	$10,628
12/22	$10,344	$10,855	$10,580
1/23	$10,707	$11,192	$10,905
2/23	$10,482	$10,917	$10,623
3/23	$10,687	$11,173	$10,893
4/23	$10,743	$11,241	$10,959
5/23	$10,637	$11,124	$10,840
6/23	$10,613	$11,107	$10,801
7/23	$10,619	$11,118	$10,794
8/23	$10,574	$11,051	$10,725
9/23	$10,318	$10,788	$10,452
10/23	$10,146	$10,625	$10,287
11/23	$10,609	$11,104	$10,753
12/23	$11,005	$11,525	$11,165
1/24	$11,029	$11,497	$11,134
2/24	$10,879	$11,360	$10,977
3/24	$10,974	$11,471	$11,078
4/24	$10,716	$11,203	$10,798
5/24	$10,904	$11,389	$10,982
6/24	$11,001	$11,493	$11,085
7/24	$11,253	$11,754	$11,344
8/24	$11,413	$11,927	$11,507
9/24	$11,566	$12,090	$11,661
10/24	$11,280	$11,816	$11,372
11/24	$11,401	$11,940	$11,493
12/24	$11,231	$11,760	$11,304
1/25	$11,305	$11,831	$11,364
2/25	$11,537	$12,075	$11,614
3/25	$11,516	$12,073	$11,619
4/25	$11,550	$12,115	$11,664
5/25	$11,497	$12,054	$11,581
6/25	$11,677	$12,242	$11,759
7/25	$11,656	$12,224	$11,728
8/25	$11,812	$12,371	$11,868
9/25	$12,098	$12,502	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.92%	0.25%	1.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.93%	0.25%	1.92%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,117,877,217
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 9,963,018
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023761
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class I
Trading Symbol	CBDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$998,645	$994,545	$994,300
3/16	$1,021,502	$1,025,077	$1,024,447
6/16	$1,048,152	$1,051,051	$1,047,126
9/16	$1,063,539	$1,061,107	$1,051,924
12/16	$1,039,168	$1,033,436	$1,020,624
3/17	$1,051,695	$1,044,733	$1,028,960
6/17	$1,071,288	$1,060,629	$1,043,830
9/17	$1,079,909	$1,071,325	$1,052,687
12/17	$1,086,567	$1,075,709	$1,056,773
3/18	$1,074,709	$1,060,578	$1,041,335
6/18	$1,075,813	$1,057,711	$1,039,687
9/18	$1,078,253	$1,060,582	$1,039,886
12/18	$1,087,655	$1,072,968	$1,056,893
3/19	$1,122,657	$1,108,612	$1,087,996
6/19	$1,154,211	$1,143,113	$1,121,502
9/19	$1,178,563	$1,167,378	$1,146,952
12/19	$1,181,709	$1,172,661	$1,149,019
3/20	$1,161,157	$1,187,915	$1,185,194
6/20	$1,221,095	$1,233,232	$1,219,513
9/20	$1,243,623	$1,245,411	$1,227,065
12/20	$1,272,108	$1,261,494	$1,235,272
3/21	$1,250,347	$1,222,990	$1,193,612
6/21	$1,275,088	$1,247,003	$1,215,453
9/21	$1,278,611	$1,247,936	$1,216,082
12/21	$1,275,190	$1,247,580	$1,216,223
3/22	$1,205,831	$1,171,300	$1,144,053
6/22	$1,144,590	$1,111,162	$1,090,356
9/22	$1,100,287	$1,061,685	$1,038,538
12/22	$1,119,027	$1,085,489	$1,057,991
3/23	$1,158,712	$1,117,271	$1,089,329
6/23	$1,153,695	$1,110,713	$1,080,132
9/23	$1,124,932	$1,078,770	$1,045,231
12/23	$1,203,032	$1,152,499	$1,116,486
3/24	$1,201,880	$1,147,110	$1,107,825
6/24	$1,207,910	$1,149,285	$1,108,546
9/24	$1,272,718	$1,209,032	$1,166,148
12/24	$1,239,412	$1,175,995	$1,130,445
3/25	$1,273,740	$1,207,254	$1,161,883
6/25	$1,294,717	$1,224,153	$1,175,904
9/25	$1,323,975	$1,250,196	$1,199,777

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.03%	1.26%	2.84%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,117,877,217
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 9,963,018
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195930
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class R6
Trading Symbol	CBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,015,460	$5,015,983	$5,000,830
11/15	$5,012,134	$4,997,691	$4,987,619
12/15	$4,993,224	$4,972,724	$4,971,501
1/16	$5,025,219	$5,027,618	$5,039,915
2/16	$5,040,883	$5,063,331	$5,075,667
3/16	$5,107,511	$5,125,385	$5,122,237
4/16	$5,152,029	$5,160,305	$5,141,898
5/16	$5,160,523	$5,164,336	$5,143,217
6/16	$5,240,761	$5,255,253	$5,235,629
7/16	$5,300,549	$5,298,558	$5,268,730
8/16	$5,312,452	$5,304,274	$5,262,705
9/16	$5,317,695	$5,305,534	$5,259,622
10/16	$5,283,805	$5,270,337	$5,219,391
11/16	$5,188,095	$5,151,874	$5,095,933
12/16	$5,195,841	$5,167,178	$5,103,121
1/17	$5,214,502	$5,185,408	$5,113,134
2/17	$5,255,919	$5,225,417	$5,147,499
3/17	$5,258,476	$5,223,667	$5,144,800
4/17	$5,300,317	$5,267,009	$5,184,502
5/17	$5,345,019	$5,307,646	$5,224,408
6/17	$5,356,440	$5,303,146	$5,219,150
7/17	$5,380,907	$5,329,560	$5,241,609
8/17	$5,421,840	$5,375,542	$5,288,625
9/17	$5,399,545	$5,356,623	$5,263,436
10/17	$5,408,908	$5,363,055	$5,266,485
11/17	$5,408,022	$5,354,939	$5,259,725
12/17	$5,433,811	$5,378,546	$5,283,865
1/18	$5,393,127	$5,326,789	$5,223,011
2/18	$5,352,672	$5,276,280	$5,173,500
3/18	$5,374,981	$5,302,892	$5,206,677
4/18	$5,346,504	$5,267,509	$5,167,953
5/18	$5,376,452	$5,296,234	$5,204,836
6/18	$5,377,861	$5,288,553	$5,198,434
7/18	$5,384,174	$5,299,621	$5,199,670
8/18	$5,414,794	$5,325,731	$5,233,128
9/18	$5,391,532	$5,302,910	$5,199,429
10/18	$5,352,771	$5,258,549	$5,158,341
11/18	$5,372,465	$5,282,199	$5,189,134
12/18	$5,439,168	$5,364,842	$5,284,465
1/19	$5,508,082	$5,438,812	$5,340,583
2/19	$5,521,052	$5,444,740	$5,337,489
3/19	$5,615,157	$5,543,060	$5,439,979
4/19	$5,626,225	$5,550,818	$5,441,371
5/19	$5,717,753	$5,635,849	$5,537,964
6/19	$5,774,062	$5,715,564	$5,607,511
7/19	$5,787,623	$5,732,577	$5,619,845
8/19	$5,923,783	$5,862,290	$5,765,465
9/19	$5,893,462	$5,836,892	$5,734,758
10/19	$5,916,743	$5,855,751	$5,752,032
11/19	$5,918,901	$5,854,580	$5,749,103
12/19	$5,913,771	$5,863,304	$5,745,096
1/20	$6,033,915	$5,968,538	$5,855,658
2/20	$6,111,573	$6,057,906	$5,961,051
3/20	$5,811,836	$5,939,573	$5,925,972
4/20	$5,937,438	$6,058,552	$6,031,313
5/20	$5,996,959	$6,115,138	$6,059,394
6/20	$6,113,038	$6,166,162	$6,097,563
7/20	$6,226,929	$6,274,476	$6,188,643
8/20	$6,221,822	$6,238,296	$6,138,689
9/20	$6,226,960	$6,227,053	$6,135,324
10/20	$6,209,610	$6,204,796	$6,107,928
11/20	$6,324,441	$6,285,765	$6,167,861
12/20	$6,367,046	$6,307,471	$6,176,360
1/21	$6,363,041	$6,267,825	$6,132,076
2/21	$6,307,533	$6,186,952	$6,043,526
3/21	$6,262,792	$6,114,952	$5,968,062
4/21	$6,311,706	$6,166,371	$6,015,209
5/21	$6,335,320	$6,189,892	$6,034,862
6/21	$6,384,147	$6,235,017	$6,077,263
7/21	$6,448,066	$6,297,624	$6,145,213
8/21	$6,444,877	$6,293,421	$6,133,513
9/21	$6,406,795	$6,239,678	$6,080,410
10/21	$6,398,641	$6,234,578	$6,078,733
11/21	$6,398,826	$6,242,109	$6,096,717
12/21	$6,390,653	$6,237,900	$6,081,117
1/22	$6,275,087	$6,101,139	$5,950,105
2/22	$6,194,124	$6,017,957	$5,883,724
3/22	$6,040,092	$5,856,502	$5,720,263
4/22	$5,850,813	$5,638,069	$5,503,190
5/22	$5,852,679	$5,669,091	$5,538,673
6/22	$5,733,913	$5,555,809	$5,451,782
7/22	$5,876,960	$5,695,493	$5,584,994
8/22	$5,747,945	$5,547,431	$5,427,181
9/22	$5,512,599	$5,308,427	$5,192,692
10/22	$5,438,283	$5,250,182	$5,125,435
11/22	$5,617,318	$5,445,942	$5,313,926
12/22	$5,607,566	$5,427,445	$5,289,956
1/23	$5,812,574	$5,595,807	$5,452,697
2/23	$5,696,274	$5,458,308	$5,311,715
3/23	$5,807,638	$5,586,356	$5,446,646
4/23	$5,843,375	$5,620,482	$5,479,656
5/23	$5,791,688	$5,562,210	$5,419,990
6/23	$5,787,435	$5,553,566	$5,400,659
7/23	$5,796,151	$5,559,087	$5,396,894
8/23	$5,773,213	$5,525,611	$5,362,423
9/23	$5,639,898	$5,393,852	$5,226,154
10/23	$5,551,403	$5,312,738	$5,143,679
11/23	$5,808,118	$5,551,837	$5,376,617
12/23	$6,033,001	$5,762,497	$5,582,429
1/24	$6,051,444	$5,748,706	$5,567,099
2/24	$5,971,070	$5,679,782	$5,488,446
3/24	$6,032,340	$5,735,549	$5,539,125
4/24	$5,892,702	$5,601,518	$5,399,215
5/24	$6,001,122	$5,694,370	$5,490,750
6/24	$6,059,407	$5,746,426	$5,542,732
7/24	$6,207,330	$5,876,857	$5,672,194
8/24	$6,300,708	$5,963,370	$5,753,703
9/24	$6,385,976	$6,045,161	$5,830,741
10/24	$6,239,456	$5,907,858	$5,686,145
11/24	$6,307,143	$5,970,143	$5,746,264
12/24	$6,223,980	$5,879,976	$5,652,223
1/25	$6,270,112	$5,915,408	$5,682,209
2/25	$6,403,019	$6,037,713	$5,807,227
3/25	$6,397,596	$6,036,272	$5,809,413
4/25	$6,422,132	$6,057,592	$5,832,244
5/25	$6,398,994	$6,026,869	$5,790,485
6/25	$6,504,167	$6,120,766	$5,879,521
7/25	$6,494,202	$6,112,028	$5,864,013
8/25	$6,586,582	$6,185,444	$5,934,149
9/25	$6,647,988	$6,250,980	$5,998,884

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	4.10%	1.32%	2.89%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,117,877,217
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 9,963,018
InvestmentCompanyPortfolioTurnover	326.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023770
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class A
Trading Symbol	CCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$9,686	$10,002	$10,271
11/15	$9,663	$9,975	$10,248
12/15	$9,556	$9,943	$10,158
1/16	$9,400	$10,080	$10,035
2/16	$9,376	$10,151	$10,071
3/16	$9,652	$10,244	$10,391
4/16	$9,712	$10,284	$10,460
5/16	$9,767	$10,286	$10,493
6/16	$9,764	$10,471	$10,603
7/16	$9,934	$10,537	$10,805
8/16	$9,970	$10,525	$10,809
9/16	$9,988	$10,519	$10,824
10/16	$9,922	$10,439	$10,695
11/16	$9,970	$10,192	$10,624
12/16	$10,038	$10,206	$10,712
1/17	$10,119	$10,226	$10,815
2/17	$10,261	$10,295	$10,981
3/17	$10,305	$10,290	$11,006
4/17	$10,410	$10,369	$11,116
5/17	$10,528	$10,449	$11,235
6/17	$10,567	$10,438	$11,257
7/17	$10,660	$10,483	$11,382
8/17	$10,710	$10,577	$11,461
9/17	$10,771	$10,527	$11,517
10/17	$10,846	$10,533	$11,606
11/17	$10,927	$10,519	$11,695
12/17	$11,006	$10,568	$11,787
1/18	$11,173	$10,446	$11,918
2/18	$10,980	$10,347	$11,680
3/18	$10,966	$10,413	$11,651
4/18	$10,928	$10,336	$11,623
5/18	$11,005	$10,410	$11,735
6/18	$10,986	$10,397	$11,721
7/18	$11,109	$10,399	$11,845
8/18	$11,245	$10,466	$11,976
9/18	$11,210	$10,399	$11,933
10/18	$10,853	$10,317	$11,553
11/18	$10,963	$10,378	$11,665
12/18	$10,680	$10,569	$11,479
1/19	$11,117	$10,681	$11,891
2/19	$11,279	$10,675	$12,015
3/19	$11,427	$10,880	$12,215
4/19	$11,609	$10,883	$12,371
5/19	$11,474	$11,076	$12,247
6/19	$11,800	$11,215	$12,633
7/19	$11,848	$11,240	$12,684
8/19	$11,909	$11,531	$12,794
9/19	$11,947	$11,470	$12,839
10/19	$12,062	$11,504	$12,979
11/19	$12,205	$11,498	$13,111
12/19	$12,348	$11,490	$13,257
1/20	$12,453	$11,711	$13,383
2/20	$12,214	$11,922	$13,158
3/20	$11,258	$11,852	$12,456
4/20	$11,871	$12,063	$13,114
5/20	$12,201	$12,119	$13,377
6/20	$12,426	$12,195	$13,566
7/20	$12,786	$12,377	$13,952
8/20	$13,054	$12,277	$14,195
9/20	$12,981	$12,271	$14,028
10/20	$12,897	$12,216	$13,881
11/20	$13,555	$12,336	$14,579
12/20	$13,851	$12,353	$14,838
1/21	$13,829	$12,264	$14,754
2/21	$13,917	$12,087	$14,764
3/21	$14,013	$11,936	$14,796
4/21	$14,277	$12,030	$15,110
5/21	$14,387	$12,070	$15,205
6/21	$14,454	$12,155	$15,358
7/21	$14,593	$12,290	$15,515
8/21	$14,711	$12,267	$15,637
9/21	$14,458	$12,161	$15,324
10/21	$14,694	$12,157	$15,615
11/21	$14,561	$12,193	$15,514
12/21	$14,766	$12,162	$15,705
1/22	$14,346	$11,900	$15,191
2/22	$14,155	$11,767	$14,956
3/22	$13,930	$11,441	$14,812
4/22	$13,311	$11,006	$14,021
5/22	$13,296	$11,077	$14,081
6/22	$12,739	$10,904	$13,517
7/22	$13,323	$11,170	$14,100
8/22	$12,908	$10,854	$13,665
9/22	$12,119	$10,385	$12,826
10/22	$12,296	$10,251	$13,020
11/22	$12,890	$10,628	$13,650
12/22	$12,652	$10,580	$13,402
1/23	$13,276	$10,905	$14,008
2/23	$12,956	$10,623	$13,643
3/23	$13,187	$10,893	$13,989
4/23	$13,273	$10,959	$14,105
5/23	$13,085	$10,840	$13,969
6/23	$13,324	$10,801	$14,236
7/23	$13,490	$10,794	$14,417
8/23	$13,285	$10,725	$14,226
9/23	$12,827	$10,452	$13,775
10/23	$12,525	$10,287	$13,483
11/23	$13,306	$10,753	$14,317
12/23	$13,926	$11,165	$14,938
1/24	$13,909	$11,134	$14,936
2/24	$13,998	$10,977	$15,036
3/24	$14,251	$11,078	$15,294
4/24	$13,829	$10,798	$14,848
5/24	$14,161	$10,982	$15,230
6/24	$14,318	$11,085	$15,439
7/24	$14,687	$11,344	$15,784
8/24	$14,965	$11,507	$16,060
9/24	$15,171	$11,661	$16,326
10/24	$14,800	$11,372	$15,952
11/24	$15,147	$11,493	$16,314
12/24	$14,817	$11,304	$15,984
1/25	$15,058	$11,364	$16,223
2/25	$15,217	$11,614	$16,395
3/25	$14,958	$11,619	$16,157
4/25	$14,992	$11,664	$16,232
5/25	$15,210	$11,581	$16,492
6/25	$15,570	$11,759	$16,926
7/25	$15,570	$11,728	$16,987
8/25	$15,849	$11,868	$17,278
9/25	$16,044	$11,998	$17,608

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	5.76%	4.33%	5.40%
Class A with 5.25% Maximum Sales Charge	0.20%	3.20%	4.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	7.85%	4.65%	5.82%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 228,954,838
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023771
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class C
Trading Symbol	CALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,220	$10,002	$10,271
11/15	$10,183	$9,975	$10,248
12/15	$10,062	$9,943	$10,158
1/16	$9,889	$10,080	$10,035
2/16	$9,864	$10,151	$10,071
3/16	$10,145	$10,244	$10,391
4/16	$10,202	$10,284	$10,460
5/16	$10,254	$10,286	$10,493
6/16	$10,239	$10,471	$10,603
7/16	$10,412	$10,537	$10,805
8/16	$10,438	$10,525	$10,809
9/16	$10,457	$10,519	$10,824
10/16	$10,380	$10,439	$10,695
11/16	$10,418	$10,192	$10,624
12/16	$10,488	$10,206	$10,712
1/17	$10,567	$10,226	$10,815
2/17	$10,704	$10,295	$10,981
3/17	$10,750	$10,290	$11,006
4/17	$10,848	$10,369	$11,116
5/17	$10,966	$10,449	$11,235
6/17	$10,999	$10,438	$11,257
7/17	$11,090	$10,483	$11,382
8/17	$11,136	$10,577	$11,461
9/17	$11,193	$10,527	$11,517
10/17	$11,258	$10,533	$11,606
11/17	$11,343	$10,519	$11,695
12/17	$11,413	$10,568	$11,787
1/18	$11,581	$10,446	$11,918
2/18	$11,379	$10,347	$11,680
3/18	$11,356	$10,413	$11,651
4/18	$11,302	$10,336	$11,623
5/18	$11,377	$10,410	$11,735
6/18	$11,349	$10,397	$11,721
7/18	$11,471	$10,399	$11,845
8/18	$11,599	$10,466	$11,976
9/18	$11,562	$10,399	$11,933
10/18	$11,189	$10,317	$11,553
11/18	$11,290	$10,378	$11,665
12/18	$10,993	$10,569	$11,479
1/19	$11,435	$10,681	$11,891
2/19	$11,596	$10,675	$12,015
3/19	$11,741	$10,880	$12,215
4/19	$11,916	$10,883	$12,371
5/19	$11,776	$11,076	$12,247
6/19	$12,100	$11,215	$12,633
7/19	$12,143	$11,240	$12,684
8/19	$12,199	$11,531	$12,794
9/19	$12,229	$11,470	$12,839
10/19	$12,342	$11,504	$12,979
11/19	$12,476	$11,498	$13,111
12/19	$12,613	$11,490	$13,257
1/20	$12,715	$11,711	$13,383
2/20	$12,461	$11,922	$13,158
3/20	$11,478	$11,852	$12,456
4/20	$12,095	$12,063	$13,114
5/20	$12,429	$12,119	$13,377
6/20	$12,652	$12,195	$13,566
7/20	$13,008	$12,377	$13,952
8/20	$13,277	$12,277	$14,195
9/20	$13,184	$12,271	$14,028
10/20	$13,097	$12,216	$13,881
11/20	$13,752	$12,336	$14,579
12/20	$14,044	$12,353	$14,838
1/21	$14,006	$12,264	$14,754
2/21	$14,089	$12,087	$14,764
3/21	$14,183	$11,936	$14,796
4/21	$14,446	$12,030	$15,110
5/21	$14,544	$12,070	$15,205
6/21	$14,600	$12,155	$15,358
7/21	$14,728	$12,290	$15,515
8/21	$14,848	$12,267	$15,637
9/21	$14,584	$12,161	$15,324
10/21	$14,810	$12,157	$15,615
11/21	$14,667	$12,193	$15,514
12/21	$14,862	$12,162	$15,705
1/22	$14,434	$11,900	$15,191
2/22	$14,232	$11,767	$14,956
3/22	$13,999	$11,441	$14,812
4/22	$13,369	$11,006	$14,021
5/22	$13,338	$11,077	$14,081
6/22	$12,777	$10,904	$13,517
7/22	$13,346	$11,170	$14,100
8/22	$12,925	$10,854	$13,665
9/22	$12,130	$10,385	$12,826
10/22	$12,294	$10,251	$13,020
11/22	$12,888	$10,628	$13,650
12/22	$12,638	$10,580	$13,402
1/23	$13,253	$10,905	$14,008
2/23	$12,922	$10,623	$13,643
3/23	$13,146	$10,893	$13,989
4/23	$13,226	$10,959	$14,105
5/23	$13,035	$10,840	$13,969
6/23	$13,260	$10,801	$14,236
7/23	$13,419	$10,794	$14,417
8/23	$13,204	$10,725	$14,226
9/23	$12,741	$10,452	$13,775
10/23	$12,429	$10,287	$13,483
11/23	$13,199	$10,753	$14,317
12/23	$13,805	$11,165	$14,938
1/24	$13,788	$11,134	$14,936
2/24	$13,861	$10,977	$15,036
3/24	$14,096	$11,078	$15,294
4/24	$13,673	$10,798	$14,848
5/24	$13,999	$10,982	$15,230
6/24	$14,143	$11,085	$15,439
7/24	$14,504	$11,344	$15,784
8/24	$14,757	$11,507	$16,060
9/24	$14,959	$11,661	$16,326
10/24	$14,581	$11,372	$15,952
11/24	$14,918	$11,493	$16,314
12/24	$14,576	$11,304	$15,984
1/25	$14,809	$11,364	$16,223
2/25	$14,959	$11,614	$16,395
3/25	$14,697	$11,619	$16,157
4/25	$14,714	$11,664	$16,232
5/25	$14,923	$11,581	$16,492
6/25	$15,268	$11,759	$16,926
7/25	$15,251	$11,728	$16,987
8/25	$15,520	$11,868	$17,278
9/25	$15,937	$11,998	$17,608

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.96%	3.55%	4.77%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.96%	3.55%	4.77%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	7.85%	4.65%	5.82%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 228,954,838
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000170082
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class I
Trading Symbol	CFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,008,498	$994,300	$1,015,752
3/16	$1,018,691	$1,024,447	$1,039,076
6/16	$1,031,423	$1,047,126	$1,060,252
9/16	$1,055,992	$1,051,924	$1,082,433
12/16	$1,062,508	$1,020,624	$1,071,218
3/17	$1,090,781	$1,028,960	$1,100,649
6/17	$1,119,525	$1,043,830	$1,125,669
9/17	$1,142,827	$1,052,687	$1,151,734
12/17	$1,167,785	$1,056,773	$1,178,678
3/18	$1,165,644	$1,041,335	$1,165,081
6/18	$1,167,801	$1,039,687	$1,172,103
9/18	$1,193,081	$1,039,886	$1,193,332
12/18	$1,138,080	$1,056,893	$1,147,877
3/19	$1,218,281	$1,087,996	$1,221,528
6/19	$1,258,883	$1,121,502	$1,263,348
9/19	$1,275,251	$1,146,952	$1,283,881
12/19	$1,318,834	$1,149,019	$1,325,718
3/20	$1,203,384	$1,185,194	$1,245,605
6/20	$1,328,897	$1,219,513	$1,356,604
9/20	$1,389,148	$1,227,065	$1,402,813
12/20	$1,483,837	$1,235,272	$1,483,768
3/21	$1,501,307	$1,193,612	$1,479,643
6/21	$1,549,428	$1,215,453	$1,535,827
9/21	$1,551,653	$1,216,082	$1,532,365
12/21	$1,585,668	$1,216,223	$1,570,523
3/22	$1,496,960	$1,144,053	$1,481,158
6/22	$1,369,179	$1,090,356	$1,351,720
9/22	$1,303,408	$1,038,538	$1,282,585
12/22	$1,361,508	$1,057,991	$1,340,197
3/23	$1,419,977	$1,089,329	$1,398,877
6/23	$1,435,613	$1,080,132	$1,423,595
9/23	$1,383,033	$1,045,231	$1,377,531
12/23	$1,502,254	$1,116,486	$1,493,779
3/24	$1,538,237	$1,107,825	$1,529,376
6/24	$1,547,387	$1,108,546	$1,543,855
9/24	$1,640,462	$1,166,148	$1,632,646
12/24	$1,602,241	$1,130,445	$1,598,367
3/25	$1,619,459	$1,161,883	$1,615,724
6/25	$1,686,611	$1,175,904	$1,692,622
9/25	$1,738,154	$1,199,777	$1,760,766

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.96%	4.58%	5.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	7.85%	4.65%	5.82%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 228,954,838
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235278
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	CAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,111,513	$5,000,830	$5,135,466
11/15	$5,099,458	$4,987,619	$5,124,088
12/15	$5,042,491	$4,971,501	$5,078,760
1/16	$4,960,294	$5,039,915	$5,017,392
2/16	$4,947,648	$5,075,667	$5,035,401
3/16	$5,093,454	$5,122,237	$5,195,380
4/16	$5,125,228	$5,141,898	$5,230,182
5/16	$5,157,003	$5,143,217	$5,246,359
6/16	$5,157,113	$5,235,629	$5,301,260
7/16	$5,246,469	$5,268,730	$5,402,319
8/16	$5,265,617	$5,262,705	$5,404,504
9/16	$5,279,961	$5,259,622	$5,412,165
10/16	$5,244,719	$5,219,391	$5,347,290
11/16	$5,270,349	$5,095,933	$5,312,043
12/16	$5,312,542	$5,103,121	$5,356,092
1/17	$5,355,279	$5,113,134	$5,407,315
2/17	$5,430,891	$5,147,499	$5,490,617
3/17	$5,453,903	$5,144,800	$5,503,243
4/17	$5,513,077	$5,184,502	$5,557,870
5/17	$5,575,539	$5,224,408	$5,617,517
6/17	$5,597,627	$5,219,150	$5,628,347
7/17	$5,650,466	$5,241,609	$5,691,243
8/17	$5,680,188	$5,288,625	$5,730,598
9/17	$5,714,134	$5,263,436	$5,758,672
10/17	$5,753,907	$5,266,485	$5,803,079
11/17	$5,800,310	$5,259,725	$5,847,564
12/17	$5,838,923	$5,283,865	$5,893,392
1/18	$5,931,009	$5,223,011	$5,959,204
2/18	$5,832,102	$5,173,500	$5,840,140
3/18	$5,828,222	$5,206,677	$5,825,407
4/18	$5,807,676	$5,167,953	$5,811,711
5/18	$5,848,768	$5,204,836	$5,867,354
6/18	$5,839,007	$5,198,434	$5,860,515
7/18	$5,907,823	$5,199,670	$5,922,643
8/18	$5,980,079	$5,233,128	$5,987,947
9/18	$5,965,404	$5,199,429	$5,966,658
10/18	$5,778,661	$5,158,341	$5,776,318
11/18	$5,837,451	$5,189,134	$5,832,573
12/18	$5,690,398	$5,284,465	$5,739,383
1/19	$5,923,317	$5,340,583	$5,945,740
2/19	$6,009,318	$5,337,489	$6,007,510
3/19	$6,091,404	$5,439,979	$6,107,638
4/19	$6,188,435	$5,441,371	$6,185,408
5/19	$6,116,560	$5,537,964	$6,123,684
6/19	$6,294,415	$5,607,511	$6,316,741
7/19	$6,319,708	$5,619,845	$6,342,057
8/19	$6,355,841	$5,765,465	$6,397,142
9/19	$6,376,257	$5,734,758	$6,419,405
10/19	$6,441,580	$5,752,032	$6,489,395
11/19	$6,517,790	$5,749,103	$6,555,325
12/19	$6,594,168	$5,745,096	$6,628,591
1/20	$6,650,305	$5,855,658	$6,691,502
2/20	$6,523,062	$5,961,051	$6,578,777
3/20	$6,016,920	$5,925,972	$6,228,027
4/20	$6,343,886	$6,031,313	$6,556,945
5/20	$6,524,280	$6,059,394	$6,688,277
6/20	$6,644,484	$6,097,563	$6,783,019
7/20	$6,840,576	$6,188,643	$6,975,881
8/20	$6,983,873	$6,138,689	$7,097,550
9/20	$6,945,739	$6,135,324	$7,014,067
10/20	$6,904,103	$6,107,928	$6,940,321
11/20	$7,256,121	$6,167,861	$7,289,371
12/20	$7,419,186	$6,176,360	$7,418,839
1/21	$7,407,447	$6,132,076	$7,377,231
2/21	$7,454,404	$6,043,526	$7,381,879
3/21	$7,506,537	$5,968,062	$7,398,213
4/21	$7,651,724	$6,015,209	$7,554,993
5/21	$7,710,583	$6,034,862	$7,602,443
6/21	$7,747,142	$6,077,263	$7,679,136
7/21	$7,821,936	$6,145,213	$7,757,455
8/21	$7,892,794	$6,133,513	$7,818,371
9/21	$7,758,263	$6,080,410	$7,661,824
10/21	$7,884,606	$6,078,733	$7,807,348
11/21	$7,813,538	$6,096,717	$7,756,988
12/21	$7,928,340	$6,081,117	$7,852,615
1/22	$7,703,219	$5,950,105	$7,595,288
2/22	$7,600,892	$5,883,724	$7,478,084
3/22	$7,481,306	$5,720,263	$7,405,789
4/22	$7,152,999	$5,503,190	$7,010,273
5/22	$7,144,791	$5,538,673	$7,040,692
6/22	$6,847,606	$5,451,782	$6,758,599
7/22	$7,160,922	$5,584,994	$7,049,838
8/22	$6,942,425	$5,427,181	$6,832,506
9/22	$6,519,890	$5,192,692	$6,412,925
10/22	$6,615,282	$5,125,435	$6,509,809
11/22	$6,938,788	$5,313,926	$6,825,137
12/22	$6,811,723	$5,289,956	$6,700,983
1/23	$7,151,680	$5,452,697	$7,003,852
2/23	$6,979,603	$5,311,715	$6,821,593
3/23	$7,105,307	$5,446,646	$6,994,384
4/23	$7,151,802	$5,479,656	$7,052,467
5/23	$7,054,585	$5,419,990	$6,984,605
6/23	$7,184,733	$5,400,659	$7,117,974
7/23	$7,274,116	$5,396,894	$7,208,465
8/23	$7,167,707	$5,362,423	$7,112,911
9/23	$6,923,043	$5,226,154	$6,887,653
10/23	$6,759,743	$5,143,679	$6,741,668
11/23	$7,185,181	$5,376,617	$7,158,583
12/23	$7,521,198	$5,582,429	$7,468,894
1/24	$7,516,845	$5,567,099	$7,468,090
2/24	$7,564,723	$5,488,446	$7,517,905
3/24	$7,702,840	$5,539,125	$7,646,879
4/24	$7,479,252	$5,399,215	$7,423,842
5/24	$7,663,384	$5,490,750	$7,615,236
6/24	$7,749,755	$5,542,732	$7,719,274
7/24	$7,948,807	$5,672,194	$7,891,825
8/24	$8,099,201	$5,753,703	$8,029,840
9/24	$8,217,315	$5,830,741	$8,163,229
10/24	$8,016,675	$5,686,145	$7,976,237
11/24	$8,208,397	$5,746,264	$8,157,001
12/24	$8,026,662	$5,652,223	$7,991,835
1/25	$8,166,609	$5,682,209	$8,111,640
2/25	$8,252,384	$5,807,227	$8,197,317
3/25	$8,114,214	$5,809,413	$8,078,621
4/25	$8,132,418	$5,832,244	$8,116,085
5/25	$8,255,291	$5,790,485	$8,246,244
6/25	$8,452,090	$5,879,521	$8,463,110
7/25	$8,452,090	$5,864,013	$8,493,315
8/25	$8,603,430	$5,934,149	$8,638,913
9/25	$8,711,358	$5,998,884	$8,803,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.01%	4.63%	5.70%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	7.85%	4.65%	5.82%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 228,954,838
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023762
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class A
Trading Symbol	CSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,121	$10,844	$10,861
11/15	$10,078	$10,876	$10,892
12/15	$9,951	$10,704	$10,732
1/16	$9,464	$10,173	$10,133
2/16	$9,444	$10,159	$10,128
3/16	$9,986	$10,849	$10,811
4/16	$9,911	$10,891	$10,713
5/16	$10,103	$11,086	$10,921
6/16	$9,961	$11,115	$10,878
7/16	$10,354	$11,525	$11,391
8/16	$10,336	$11,541	$11,335
9/16	$10,287	$11,543	$11,376
10/16	$10,041	$11,332	$11,109
11/16	$10,162	$11,752	$11,351
12/16	$10,182	$11,984	$11,491
1/17	$10,447	$12,212	$11,878
2/17	$10,765	$12,697	$12,372
3/17	$10,884	$12,711	$12,515
4/17	$11,262	$12,842	$12,801
5/17	$11,533	$13,023	$13,134
6/17	$11,470	$13,104	$13,099
7/17	$11,683	$13,373	$13,447
8/17	$11,765	$13,414	$13,694
9/17	$11,973	$13,691	$13,872
10/17	$12,351	$14,011	$14,410
11/17	$12,747	$14,440	$14,847
12/17	$12,807	$14,601	$14,963
1/18	$13,676	$15,437	$16,023
2/18	$13,309	$14,868	$15,603
3/18	$13,157	$14,490	$15,175
4/18	$13,151	$14,546	$15,228
5/18	$13,348	$14,896	$15,895
6/18	$13,539	$14,988	$16,048
7/18	$14,094	$15,545	$16,519
8/18	$14,509	$16,052	$17,423
9/18	$14,686	$16,143	$17,520
10/18	$14,020	$15,040	$15,953
11/18	$14,458	$15,346	$16,123
12/18	$13,453	$13,961	$14,736
1/19	$14,374	$15,079	$16,061
2/19	$15,185	$15,564	$16,636
3/19	$15,758	$15,866	$17,109
4/19	$16,317	$16,508	$17,882
5/19	$15,858	$15,459	$16,752
6/19	$16,879	$16,549	$17,903
7/19	$17,109	$16,787	$18,307
8/19	$17,484	$16,521	$18,167
9/19	$17,435	$16,830	$18,169
10/19	$17,403	$17,195	$18,682
11/19	$17,968	$17,819	$19,510
12/19	$18,364	$18,356	$20,099
1/20	$18,636	$18,349	$20,548
2/20	$17,505	$16,839	$19,149
3/20	$15,864	$14,759	$17,265
4/20	$17,874	$16,651	$19,820
5/20	$19,046	$17,444	$21,150
6/20	$19,059	$17,791	$22,071
7/20	$20,167	$18,794	$23,770
8/20	$21,209	$20,145	$26,222
9/20	$20,969	$19,380	$24,989
10/20	$20,384	$18,864	$24,140
11/20	$22,360	$20,929	$26,612
12/20	$22,821	$21,734	$27,836
1/21	$21,969	$21,514	$27,630
2/21	$22,465	$22,108	$27,623
3/21	$23,351	$23,076	$28,098
4/21	$24,944	$24,307	$30,010
5/21	$24,855	$24,477	$29,595
6/21	$25,601	$25,049	$31,451
7/21	$27,041	$25,644	$32,488
8/21	$27,738	$26,423	$33,702
9/21	$26,394	$25,194	$31,815
10/21	$28,142	$26,960	$34,571
11/21	$27,916	$26,773	$34,782
12/21	$29,423	$27,973	$35,517
1/22	$26,968	$26,525	$32,469
2/22	$25,435	$25,731	$31,090
3/22	$26,326	$26,686	$32,306
4/22	$24,641	$24,359	$28,405
5/22	$24,438	$24,404	$27,744
6/22	$23,030	$22,389	$25,547
7/22	$25,254	$24,454	$28,613
8/22	$24,020	$23,457	$27,280
9/22	$22,079	$21,296	$24,628
10/22	$23,558	$23,020	$26,067
11/22	$25,215	$24,307	$27,255
12/22	$24,250	$22,907	$25,169
1/23	$25,493	$24,346	$27,266
2/23	$24,353	$23,752	$26,943
3/23	$25,222	$24,624	$28,784
4/23	$25,563	$25,008	$29,068
5/23	$25,016	$25,117	$30,393
6/23	$26,501	$26,776	$32,472
7/23	$27,154	$27,637	$33,566
8/23	$26,992	$27,197	$33,264
9/23	$25,354	$25,900	$31,455
10/23	$24,676	$25,355	$31,007
11/23	$27,418	$27,671	$34,387
12/23	$28,600	$28,928	$35,910
1/24	$28,667	$29,414	$36,806
2/24	$29,932	$30,985	$39,317
3/24	$30,193	$31,982	$40,009
4/24	$28,872	$30,675	$38,312
5/24	$29,704	$32,196	$40,606
6/24	$30,152	$33,352	$43,344
7/24	$31,096	$33,758	$42,606
8/24	$31,679	$34,577	$43,494
9/24	$32,033	$35,315	$44,726
10/24	$30,921	$34,995	$44,578
11/24	$32,253	$37,049	$47,469
12/24	$31,000	$36,166	$47,888
1/25	$32,396	$37,173	$48,836
2/25	$32,008	$36,688	$47,081
3/25	$30,863	$34,621	$43,115
4/25	$30,697	$34,386	$43,879
5/25	$32,109	$36,550	$47,761
6/25	$32,607	$38,409	$50,806
7/25	$32,635	$39,271	$52,724
8/25	$33,060	$40,067	$53,314
9/25	$32,917	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.76%	9.43%	13.25%
Class A with 5.25% Maximum Sales Charge	(2.64)%	8.26%	12.64%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,457,688,912
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 25,411,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023764
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class C
Trading Symbol	CSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.66%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,675	$10,844	$10,861
11/15	$10,623	$10,876	$10,892
12/15	$10,482	$10,704	$10,732
1/16	$9,962	$10,173	$10,133
2/16	$9,934	$10,159	$10,128
3/16	$10,498	$10,849	$10,811
4/16	$10,411	$10,891	$10,713
5/16	$10,608	$11,086	$10,921
6/16	$10,454	$11,115	$10,878
7/16	$10,856	$11,525	$11,391
8/16	$10,829	$11,541	$11,335
9/16	$10,773	$11,543	$11,376
10/16	$10,509	$11,332	$11,109
11/16	$10,628	$11,752	$11,351
12/16	$10,638	$11,984	$11,491
1/17	$10,912	$12,212	$11,878
2/17	$11,236	$12,697	$12,372
3/17	$11,357	$12,711	$12,515
4/17	$11,742	$12,842	$12,801
5/17	$12,015	$13,023	$13,134
6/17	$11,941	$13,104	$13,099
7/17	$12,154	$13,373	$13,447
8/17	$12,233	$13,414	$13,694
9/17	$12,442	$13,691	$13,872
10/17	$12,831	$14,011	$14,410
11/17	$13,230	$14,440	$14,847
12/17	$13,281	$14,601	$14,963
1/18	$14,175	$15,437	$16,023
2/18	$13,786	$14,868	$15,603
3/18	$13,618	$14,490	$15,175
4/18	$13,607	$14,546	$15,228
5/18	$13,802	$14,896	$15,895
6/18	$13,991	$14,988	$16,048
7/18	$14,554	$15,545	$16,519
8/18	$14,975	$16,052	$17,423
9/18	$15,148	$16,143	$17,520
10/18	$14,449	$15,040	$15,953
11/18	$14,895	$15,346	$16,123
12/18	$13,854	$13,961	$14,736
1/19	$14,786	$15,079	$16,061
2/19	$15,617	$15,564	$16,636
3/19	$16,194	$15,866	$17,109
4/19	$16,753	$16,508	$17,882
5/19	$16,272	$15,459	$16,752
6/19	$17,313	$16,549	$17,903
7/19	$17,536	$16,787	$18,307
8/19	$17,908	$16,521	$18,167
9/19	$17,848	$16,830	$18,169
10/19	$17,806	$17,195	$18,682
11/19	$18,372	$17,819	$19,510
12/19	$18,765	$18,356	$20,099
1/20	$19,031	$18,349	$20,548
2/20	$17,864	$16,839	$19,149
3/20	$16,178	$14,759	$17,265
4/20	$18,219	$16,651	$19,820
5/20	$19,405	$17,444	$21,150
6/20	$19,405	$17,791	$22,071
7/20	$20,514	$18,794	$23,770
8/20	$21,567	$20,145	$26,222
9/20	$21,307	$19,380	$24,989
10/20	$20,698	$18,864	$24,140
11/20	$22,695	$20,929	$26,612
12/20	$23,146	$21,734	$27,836
1/21	$22,268	$21,514	$27,630
2/21	$22,760	$22,108	$27,623
3/21	$23,638	$23,076	$28,098
4/21	$25,240	$24,307	$30,010
5/21	$25,127	$24,477	$29,595
6/21	$25,864	$25,049	$31,451
7/21	$27,307	$25,644	$32,488
8/21	$27,992	$26,423	$33,702
9/21	$26,616	$25,194	$31,815
10/21	$28,364	$26,960	$34,571
11/21	$28,118	$26,773	$34,782
12/21	$29,616	$27,973	$35,517
1/22	$27,130	$26,525	$32,469
2/22	$25,571	$25,731	$31,090
3/22	$26,447	$26,686	$32,306
4/22	$24,737	$24,359	$28,405
5/22	$24,524	$24,404	$27,744
6/22	$23,099	$22,389	$25,547
7/22	$25,314	$24,454	$28,613
8/22	$24,061	$23,457	$27,280
9/22	$22,102	$21,296	$24,628
10/22	$23,562	$23,020	$26,067
11/22	$25,207	$24,307	$27,255
12/22	$24,227	$22,907	$25,169
1/23	$25,452	$24,346	$27,266
2/23	$24,303	$23,752	$26,943
3/23	$25,155	$24,624	$28,784
4/23	$25,475	$25,008	$29,068
5/23	$24,919	$25,117	$30,393
6/23	$26,380	$26,776	$32,472
7/23	$27,011	$27,637	$33,566
8/23	$26,836	$27,197	$33,264
9/23	$25,193	$25,900	$31,455
10/23	$24,501	$25,355	$31,007
11/23	$27,201	$27,671	$34,387
12/23	$28,364	$28,928	$35,910
1/24	$28,411	$29,414	$36,806
2/24	$29,648	$30,985	$39,317
3/24	$29,884	$31,982	$40,009
4/24	$28,561	$30,675	$38,312
5/24	$29,364	$32,196	$40,606
6/24	$29,789	$33,352	$43,344
7/24	$30,703	$33,758	$42,606
8/24	$31,254	$34,577	$43,494
9/24	$31,585	$35,315	$44,726
10/24	$30,475	$34,995	$44,578
11/24	$31,766	$37,049	$47,469
12/24	$30,515	$36,166	$47,888
1/25	$31,861	$37,173	$48,836
2/25	$31,466	$36,688	$47,081
3/25	$30,317	$34,621	$43,115
4/25	$30,138	$34,386	$43,879
5/25	$31,504	$36,550	$47,761
6/25	$31,974	$38,409	$50,806
7/25	$31,974	$39,271	$52,724
8/25	$32,379	$40,067	$53,314
9/25	$32,710	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.01%	8.62%	12.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.15%	8.62%	12.57%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,457,688,912
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 25,411,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023765
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class I
Trading Symbol	CEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,051,352	$1,070,426	$1,073,171
3/16	$1,056,021	$1,084,853	$1,081,133
6/16	$1,054,621	$1,111,489	$1,087,775
9/16	$1,089,876	$1,154,304	$1,137,606
12/16	$1,079,799	$1,198,448	$1,149,114
3/17	$1,155,530	$1,271,147	$1,251,485
6/17	$1,218,896	$1,310,402	$1,309,932
9/17	$1,273,504	$1,369,113	$1,387,205
12/17	$1,363,150	$1,460,088	$1,496,290
3/18	$1,401,860	$1,449,004	$1,517,467
6/18	$1,443,888	$1,498,761	$1,604,818
9/18	$1,567,207	$1,614,326	$1,751,989
12/18	$1,437,078	$1,396,072	$1,473,641
3/19	$1,684,205	$1,586,608	$1,710,917
6/19	$1,804,951	$1,654,893	$1,790,298
9/19	$1,865,768	$1,682,998	$1,816,929
12/19	$1,966,310	$1,835,645	$2,009,893
3/20	$1,699,604	$1,475,896	$1,726,509
6/20	$2,043,426	$1,779,093	$2,207,141
9/20	$2,249,476	$1,937,956	$2,498,864
12/20	$2,449,872	$2,173,382	$2,783,561
3/21	$2,508,001	$2,307,588	$2,809,784
6/21	$2,751,457	$2,504,859	$3,145,120
9/21	$2,838,651	$2,519,439	$3,181,487
12/21	$3,166,235	$2,797,260	$3,551,728
3/22	$2,834,562	$2,668,628	$3,230,610
6/22	$2,481,251	$2,238,949	$2,554,674
9/22	$2,380,490	$2,129,630	$2,462,795
12/22	$2,616,273	$2,290,652	$2,516,865
3/23	$2,722,733	$2,462,384	$2,878,426
6/23	$2,862,463	$2,677,649	$3,247,158
9/23	$2,740,366	$2,589,999	$3,145,513
12/23	$3,093,211	$2,892,810	$3,591,016
3/24	$3,267,424	$3,198,173	$4,000,912
6/24	$3,264,717	$3,335,176	$4,334,377
9/24	$3,471,067	$3,531,504	$4,472,608
12/24	$3,361,030	$3,616,583	$4,788,844
3/25	$3,348,347	$3,462,077	$4,311,508
6/25	$3,539,681	$3,840,911	$5,080,619
9/25	$3,575,919	$4,152,966	$5,614,587

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.02%	9.71%	13.58%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,457,688,912
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 25,411,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195931
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class R6
Trading Symbol	CEYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,342,765	$5,421,770	$5,430,529
11/15	$5,321,876	$5,437,894	$5,445,772
12/15	$5,256,760	$5,352,128	$5,365,856
1/16	$5,001,101	$5,086,533	$5,066,294
2/16	$4,991,762	$5,079,670	$5,064,132
3/16	$5,280,107	$5,424,266	$5,405,665
4/16	$5,241,584	$5,445,294	$5,356,302
5/16	$5,346,649	$5,543,082	$5,460,318
6/16	$5,273,103	$5,557,444	$5,438,873
7/16	$5,482,066	$5,762,340	$5,695,598
8/16	$5,473,894	$5,770,431	$5,667,301
9/16	$5,449,379	$5,771,522	$5,688,032
10/16	$5,322,134	$5,666,242	$5,554,460
11/16	$5,387,507	$5,876,091	$5,675,315
12/16	$5,398,997	$5,992,239	$5,745,570
1/17	$5,541,957	$6,105,890	$5,939,188
2/17	$5,711,963	$6,348,330	$6,185,876
3/17	$5,777,647	$6,355,735	$6,257,424
4/17	$5,981,140	$6,421,008	$6,400,532
5/17	$6,126,676	$6,511,370	$6,566,963
6/17	$6,094,478	$6,552,011	$6,549,662
7/17	$6,210,391	$6,686,737	$6,723,747
8/17	$6,255,469	$6,707,207	$6,847,002
9/17	$6,367,519	$6,845,564	$6,936,027
10/17	$6,572,299	$7,005,308	$7,204,778
11/17	$6,783,520	$7,220,160	$7,423,658
12/17	$6,816,842	$7,300,438	$7,481,452
1/18	$7,281,626	$7,718,417	$8,011,334
2/18	$7,087,966	$7,433,938	$7,801,270
3/18	$7,009,119	$7,245,018	$7,587,335
4/18	$7,007,735	$7,272,817	$7,613,842
5/18	$7,114,249	$7,447,961	$7,947,567
6/18	$7,217,995	$7,493,803	$8,024,090
7/18	$7,515,402	$7,772,674	$8,259,649
8/18	$7,738,111	$8,025,949	$8,711,256
9/18	$7,834,942	$8,071,632	$8,759,944
10/18	$7,482,203	$7,519,935	$7,976,569
11/18	$7,717,209	$7,673,179	$8,061,293
12/18	$7,183,707	$6,980,361	$7,368,203
1/19	$7,677,085	$7,539,738	$8,030,503
2/19	$8,112,506	$7,781,826	$8,317,832
3/19	$8,421,611	$7,933,040	$8,554,583
4/19	$8,721,799	$8,254,246	$8,941,078
5/19	$8,478,082	$7,729,704	$8,376,239
6/19	$9,026,445	$8,274,465	$8,951,492
7/19	$9,152,762	$8,393,386	$9,153,624
8/19	$9,356,355	$8,260,432	$9,083,519
9/19	$9,332,577	$8,414,989	$9,084,646
10/19	$9,317,717	$8,597,255	$9,340,757
11/19	$9,622,363	$8,909,326	$9,755,142
12/19	$9,837,588	$9,178,227	$10,049,466
1/20	$9,984,303	$9,174,629	$10,274,123
2/20	$9,382,158	$8,419,381	$9,574,437
3/20	$8,504,921	$7,379,479	$8,632,547
4/20	$9,585,420	$8,325,482	$9,909,914
5/20	$10,216,603	$8,722,009	$10,575,208
6/20	$10,225,773	$8,895,465	$11,035,706
7/20	$10,823,333	$9,397,037	$11,884,783
8/20	$11,387,272	$10,072,501	$13,111,199
9/20	$11,258,895	$9,689,779	$12,494,318
10/20	$10,947,125	$9,432,091	$12,069,987
11/20	$12,013,869	$10,464,566	$13,305,855
12/20	$12,263,027	$10,866,909	$13,917,807
1/21	$11,809,770	$10,757,199	$13,814,831
2/21	$12,079,528	$11,053,828	$13,811,634
3/21	$12,557,879	$11,537,938	$14,048,921
4/21	$13,418,910	$12,153,703	$15,004,790
5/21	$13,373,428	$12,238,589	$14,797,254
6/21	$13,779,633	$12,524,296	$15,725,601
7/21	$14,557,541	$12,821,810	$16,243,858
8/21	$14,935,517	$13,211,665	$16,851,198
9/21	$14,217,207	$12,597,194	$15,907,433
10/21	$15,161,361	$13,479,776	$17,285,264
11/21	$15,043,734	$13,386,375	$17,390,947
12/21	$15,860,167	$13,986,300	$17,758,640
1/22	$14,541,190	$13,262,551	$16,234,504
2/22	$13,718,655	$12,865,451	$15,544,967
3/22	$14,202,117	$13,343,139	$16,153,050
4/22	$13,295,219	$12,179,593	$14,202,380
5/22	$13,191,389	$12,201,938	$13,872,209
6/22	$12,433,748	$11,194,744	$12,773,372
7/22	$13,639,159	$12,226,949	$14,306,446
8/22	$12,975,615	$11,728,311	$13,639,994
9/22	$11,929,195	$10,648,150	$12,313,973
10/22	$12,732,261	$11,510,238	$13,033,705
11/22	$13,632,670	$12,153,477	$13,627,612
12/22	$13,114,572	$11,453,260	$12,584,327
1/23	$13,790,288	$12,172,914	$13,633,199
2/23	$13,176,457	$11,875,907	$13,471,286
3/23	$13,648,120	$12,311,922	$14,392,131
4/23	$13,837,119	$12,504,092	$14,534,126
5/23	$13,546,093	$12,558,443	$15,196,567
6/23	$14,352,269	$13,388,246	$16,235,792
7/23	$14,710,198	$13,818,343	$16,782,772
8/23	$14,628,242	$13,598,333	$16,632,082
9/23	$13,743,456	$12,949,993	$15,727,565
10/23	$13,378,837	$12,677,700	$15,503,643
11/23	$14,867,419	$13,835,496	$17,193,711
12/23	$15,514,638	$14,464,051	$17,955,082
1/24	$15,553,786	$14,707,109	$18,402,911
2/24	$16,246,541	$15,492,404	$19,658,487
3/24	$16,391,219	$15,990,865	$20,004,559
4/24	$15,678,039	$15,337,726	$19,156,050
5/24	$16,134,202	$16,098,242	$20,302,831
6/24	$16,381,006	$16,675,880	$21,671,883
7/24	$16,900,147	$16,878,865	$21,303,235
8/24	$17,221,844	$17,288,291	$21,746,937
9/24	$17,417,585	$17,657,519	$22,363,039
10/24	$16,818,446	$17,497,390	$22,289,034
11/24	$17,548,647	$18,524,507	$23,734,711
12/24	$16,870,461	$18,082,916	$23,944,221
1/25	$17,635,226	$18,586,478	$24,417,844
2/25	$17,427,151	$18,343,960	$23,540,588
3/25	$16,810,228	$17,310,382	$21,557,539
4/25	$16,722,618	$17,193,002	$21,939,340
5/25	$17,496,509	$18,275,210	$23,880,546
6/25	$17,773,942	$19,204,553	$25,403,094
7/25	$17,792,194	$19,635,561	$26,362,116
8/25	$18,029,472	$20,033,603	$26,656,840
9/25	$17,956,463	$20,764,832	$28,072,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	3.09%	9.78%	13.63%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,457,688,912
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 25,411,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023774
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class A
Trading Symbol	CAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,044	$10,790	$10,691
11/15	$10,000	$10,850	$10,664
12/15	$9,755	$10,627	$10,477
1/16	$9,253	$10,027	$9,919
2/16	$9,196	$10,024	$9,896
3/16	$9,784	$10,730	$10,567
4/16	$9,823	$10,796	$10,695
5/16	$9,930	$10,990	$10,760
6/16	$9,789	$11,012	$10,737
7/16	$10,145	$11,449	$11,161
8/16	$10,190	$11,478	$11,194
9/16	$10,235	$11,496	$11,251
10/16	$10,055	$11,248	$11,043
11/16	$10,309	$11,751	$11,233
12/16	$10,492	$11,980	$11,451
1/17	$10,682	$12,206	$11,705
2/17	$10,955	$12,660	$12,035
3/17	$11,080	$12,668	$12,129
4/17	$11,276	$12,803	$12,298
5/17	$11,490	$12,934	$12,499
6/17	$11,549	$13,050	$12,578
7/17	$11,775	$13,296	$12,864
8/17	$11,804	$13,322	$12,914
9/17	$12,036	$13,647	$13,170
10/17	$12,226	$13,945	$13,418
11/17	$12,493	$14,368	$13,697
12/17	$12,617	$14,512	$13,882
1/18	$13,207	$15,277	$14,533
2/18	$12,768	$14,714	$13,997
3/18	$12,630	$14,418	$13,767
4/18	$12,592	$14,473	$13,852
5/18	$12,699	$14,882	$14,008
6/18	$12,636	$14,979	$13,977
7/18	$12,987	$15,476	$14,346
8/18	$13,257	$16,020	$14,574
9/18	$13,263	$16,046	$14,589
10/18	$12,291	$14,865	$13,567
11/18	$12,567	$15,162	$13,773
12/18	$11,641	$13,751	$12,837
1/19	$12,522	$14,931	$13,804
2/19	$12,916	$15,457	$14,176
3/19	$13,049	$15,682	$14,351
4/19	$13,530	$16,309	$14,806
5/19	$12,776	$15,253	$14,020
6/19	$13,577	$16,325	$14,873
7/19	$13,663	$16,567	$14,958
8/19	$13,370	$16,229	$14,676
9/19	$13,603	$16,514	$14,936
10/19	$13,924	$16,870	$15,293
11/19	$14,357	$17,511	$15,686
12/19	$14,822	$18,017	$16,164
1/20	$14,670	$17,997	$16,052
2/20	$13,613	$16,524	$14,903
3/20	$11,788	$14,251	$12,989
4/20	$13,053	$16,139	$14,362
5/20	$13,744	$17,002	$14,986
6/20	$14,090	$17,390	$15,397
7/20	$14,794	$18,378	$16,153
8/20	$15,596	$19,709	$17,064
9/20	$15,306	$18,992	$16,573
10/20	$15,112	$18,582	$16,240
11/20	$16,764	$20,842	$18,100
12/20	$17,571	$21,780	$18,896
1/21	$17,492	$21,683	$18,841
2/21	$17,956	$22,361	$19,292
3/21	$18,406	$23,162	$19,762
4/21	$19,142	$24,356	$20,576
5/21	$19,392	$24,467	$20,826
6/21	$19,463	$25,071	$21,108
7/21	$19,678	$25,495	$21,264
8/21	$20,135	$26,222	$21,749
9/21	$19,335	$25,045	$20,937
10/21	$20,228	$26,739	$21,928
11/21	$19,713	$26,332	$21,434
12/21	$20,453	$27,369	$22,202
1/22	$19,359	$25,759	$21,100
2/22	$18,901	$25,110	$20,638
3/22	$18,931	$25,924	$21,000
4/22	$17,608	$23,598	$19,392
5/22	$17,593	$23,566	$19,417
6/22	$16,263	$21,595	$17,891
7/22	$17,423	$23,621	$19,143
8/22	$16,707	$22,739	$18,480
9/22	$15,281	$20,630	$16,810
10/22	$16,182	$22,322	$17,768
11/22	$17,409	$23,487	$19,002
12/22	$16,710	$22,112	$18,290
1/23	$17,888	$23,635	$19,541
2/23	$17,394	$23,083	$19,018
3/23	$17,592	$23,700	$19,493
4/23	$17,736	$23,952	$19,729
5/23	$17,432	$24,046	$19,546
6/23	$18,290	$25,688	$20,594
7/23	$18,799	$26,608	$21,295
8/23	$18,230	$26,095	$20,762
9/23	$17,394	$24,852	$19,914
10/23	$16,802	$24,193	$19,307
11/23	$18,245	$26,449	$21,001
12/23	$19,241	$27,852	$22,078
1/24	$19,153	$28,160	$22,146
2/24	$19,875	$29,685	$22,989
3/24	$20,470	$30,642	$23,668
4/24	$19,748	$29,294	$22,859
5/24	$20,431	$30,678	$23,748
6/24	$20,661	$31,628	$24,195
7/24	$21,248	$32,216	$24,705
8/24	$21,740	$32,917	$25,263
9/24	$22,121	$33,598	$25,818
10/24	$21,518	$33,351	$25,257
11/24	$22,391	$35,570	$26,228
12/24	$21,661	$34,483	$25,549
1/25	$22,344	$35,571	$26,326
2/25	$22,197	$34,890	$26,165
3/25	$21,335	$32,854	$25,239
4/25	$21,344	$32,634	$25,432
5/25	$22,311	$34,703	$26,751
6/25	$23,108	$36,466	$27,896
7/25	$23,116	$37,269	$28,239
8/25	$23,669	$38,131	$28,968
9/25	$24,166	$39,447	$29,894

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.24%	9.56%	9.81%
Class A with 5.25% Maximum Sales Charge	3.52%	8.38%	9.22%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference1	15.79%	12.52%	11.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 366,217,046
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023775
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class C
Trading Symbol	CAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,587	$10,790	$10,691
11/15	$10,535	$10,850	$10,664
12/15	$10,267	$10,627	$10,477
1/16	$9,727	$10,027	$9,919
2/16	$9,659	$10,024	$9,896
3/16	$10,274	$10,730	$10,567
4/16	$10,307	$10,796	$10,695
5/16	$10,415	$10,990	$10,760
6/16	$10,260	$11,012	$10,737
7/16	$10,625	$11,449	$11,161
8/16	$10,665	$11,478	$11,194
9/16	$10,706	$11,496	$11,251
10/16	$10,510	$11,248	$11,043
11/16	$10,773	$11,751	$11,233
12/16	$10,954	$11,980	$11,451
1/17	$11,146	$12,206	$11,705
2/17	$11,425	$12,660	$12,035
3/17	$11,546	$12,668	$12,129
4/17	$11,746	$12,803	$12,298
5/17	$11,960	$12,934	$12,499
6/17	$12,018	$13,050	$12,578
7/17	$12,246	$13,296	$12,864
8/17	$12,267	$13,322	$12,914
9/17	$12,496	$13,647	$13,170
10/17	$12,689	$13,945	$13,418
11/17	$12,953	$14,368	$13,697
12/17	$13,080	$14,512	$13,882
1/18	$13,677	$15,277	$14,533
2/18	$13,216	$14,714	$13,997
3/18	$13,065	$14,418	$13,767
4/18	$13,020	$14,473	$13,852
5/18	$13,126	$14,882	$14,008
6/18	$13,043	$14,979	$13,977
7/18	$13,398	$15,476	$14,346
8/18	$13,669	$16,020	$14,574
9/18	$13,669	$16,046	$14,589
10/18	$12,657	$14,865	$13,567
11/18	$12,937	$15,162	$13,773
12/18	$11,972	$13,751	$12,837
1/19	$12,875	$14,931	$13,804
2/19	$13,270	$15,457	$14,176
3/19	$13,399	$15,682	$14,351
4/19	$13,883	$16,309	$14,806
5/19	$13,101	$15,253	$14,020
6/19	$13,915	$16,325	$14,873
7/19	$13,995	$16,567	$14,958
8/19	$13,689	$16,229	$14,676
9/19	$13,915	$16,514	$14,936
10/19	$14,229	$16,870	$15,293
11/19	$14,673	$17,511	$15,686
12/19	$15,130	$18,017	$16,164
1/20	$14,964	$17,997	$16,052
2/20	$13,888	$16,524	$14,903
3/20	$12,019	$14,251	$12,989
4/20	$13,295	$16,139	$14,362
5/20	$13,988	$17,002	$14,986
6/20	$14,330	$17,390	$15,397
7/20	$15,039	$18,378	$16,153
8/20	$15,848	$19,709	$17,064
9/20	$15,539	$18,992	$16,573
10/20	$15,339	$18,582	$16,240
11/20	$16,999	$20,842	$18,100
12/20	$17,811	$21,780	$18,896
1/21	$17,708	$21,683	$18,841
2/21	$18,173	$22,361	$19,292
3/21	$18,612	$23,162	$19,762
4/21	$19,353	$24,356	$20,576
5/21	$19,595	$24,467	$20,826
6/21	$19,646	$25,071	$21,108
7/21	$19,853	$25,495	$21,264
8/21	$20,301	$26,222	$21,749
9/21	$19,483	$25,045	$20,937
10/21	$20,370	$26,739	$21,928
11/21	$19,836	$26,332	$21,434
12/21	$20,571	$27,369	$22,202
1/22	$19,457	$25,759	$21,100
2/22	$18,985	$25,110	$20,638
3/22	$19,003	$25,924	$21,000
4/22	$17,666	$23,598	$19,392
5/22	$17,639	$23,566	$19,417
6/22	$16,302	$21,595	$17,891
7/22	$17,452	$23,621	$19,143
8/22	$16,721	$22,739	$18,480
9/22	$15,286	$20,630	$16,810
10/22	$16,177	$22,322	$17,768
11/22	$17,389	$23,487	$19,002
12/22	$16,681	$22,112	$18,290
1/23	$17,852	$23,635	$19,541
2/23	$17,340	$23,083	$19,018
3/23	$17,532	$23,700	$19,493
4/23	$17,660	$23,952	$19,729
5/23	$17,349	$24,046	$19,546
6/23	$18,191	$25,688	$20,594
7/23	$18,685	$26,608	$21,295
8/23	$18,108	$26,095	$20,762
9/23	$17,267	$24,852	$19,914
10/23	$16,672	$24,193	$19,307
11/23	$18,090	$26,449	$21,001
12/23	$19,062	$27,852	$22,078
1/24	$18,966	$28,160	$22,146
2/24	$19,675	$29,685	$22,989
3/24	$20,240	$30,642	$23,668
4/24	$19,522	$29,294	$22,859
5/24	$20,183	$30,678	$23,748
6/24	$20,403	$31,628	$24,195
7/24	$20,968	$32,216	$24,705
8/24	$21,428	$32,917	$25,263
9/24	$21,802	$33,598	$25,818
10/24	$21,188	$33,351	$25,257
11/24	$22,031	$35,570	$26,228
12/24	$21,300	$34,483	$25,549
1/25	$21,966	$35,571	$26,326
2/25	$21,809	$34,890	$26,165
3/25	$20,947	$32,854	$25,239
4/25	$20,937	$32,634	$25,432
5/25	$21,868	$34,703	$26,751
6/25	$22,642	$36,466	$27,896
7/25	$22,642	$37,269	$28,239
8/25	$23,162	$38,131	$28,968
9/25	$23,988	$39,447	$29,894

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.40%	8.74%	9.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.40%	8.74%	9.14%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference1	15.79%	12.52%	11.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 366,217,046
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099328
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class I
Trading Symbol	CAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,029,579	$1,062,697	$1,047,714
3/16	$1,032,560	$1,072,987	$1,056,716
6/16	$1,033,752	$1,101,212	$1,073,693
9/16	$1,081,446	$1,149,640	$1,125,146
12/16	$1,109,493	$1,198,033	$1,145,056
3/17	$1,172,839	$1,266,839	$1,212,879
6/17	$1,223,641	$1,305,041	$1,257,812
9/17	$1,276,325	$1,364,699	$1,317,011
12/17	$1,338,926	$1,451,185	$1,388,208
3/18	$1,341,581	$1,441,831	$1,376,742
6/18	$1,342,909	$1,497,902	$1,397,737
9/18	$1,411,283	$1,604,611	$1,458,893
12/18	$1,239,532	$1,375,116	$1,283,696
3/19	$1,390,487	$1,568,230	$1,435,053
6/19	$1,447,183	$1,632,451	$1,487,278
9/19	$1,451,436	$1,651,428	$1,493,557
12/19	$1,582,210	$1,801,664	$1,616,419
3/20	$1,259,445	$1,425,122	$1,298,901
6/20	$1,505,747	$1,739,042	$1,539,664
9/20	$1,637,353	$1,899,164	$1,657,261
12/20	$1,880,751	$2,177,992	$1,889,575
3/21	$1,971,362	$2,316,228	$1,976,166
6/21	$2,085,578	$2,507,080	$2,110,817
9/21	$2,073,395	$2,504,530	$2,093,702
12/21	$2,194,466	$2,736,889	$2,220,159
3/22	$2,032,644	$2,592,424	$2,099,997
6/22	$1,747,679	$2,159,459	$1,789,064
9/22	$1,641,902	$2,063,048	$1,681,000
12/22	$1,796,688	$2,211,217	$1,829,041
3/23	$1,893,476	$2,369,989	$1,949,337
6/23	$1,969,931	$2,568,755	$2,059,408
9/23	$1,873,956	$2,485,172	$1,991,367
12/23	$2,074,785	$2,785,179	$2,207,804
3/24	$2,208,450	$3,064,235	$2,366,778
6/24	$2,230,585	$3,162,781	$2,419,514
9/24	$2,389,791	$3,359,795	$2,581,826
12/24	$2,340,702	$3,448,268	$2,554,920
3/25	$2,308,350	$3,285,442	$2,523,891
6/25	$2,501,587	$3,646,553	$2,789,630
9/25	$2,617,004	$3,944,702	$2,989,449

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.51%	9.83%	10.09%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference2	15.79%	12.52%	11.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 366,217,046
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235280
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class R6
Trading Symbol	CGARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,300,207	$5,394,926	$5,345,623
11/15	$5,276,915	$5,424,833	$5,331,774
12/15	$5,147,896	$5,313,486	$5,238,568
1/16	$4,882,602	$5,013,671	$4,959,647
2/16	$4,852,794	$5,012,057	$4,948,201
3/16	$5,162,800	$5,364,936	$5,283,580
4/16	$5,183,666	$5,398,185	$5,347,328
5/16	$5,240,302	$5,494,761	$5,380,059
6/16	$5,168,762	$5,506,059	$5,368,465
7/16	$5,356,554	$5,724,578	$5,580,737
8/16	$5,380,401	$5,739,180	$5,597,178
9/16	$5,407,228	$5,748,202	$5,625,728
10/16	$5,311,842	$5,623,837	$5,521,286
11/16	$5,451,941	$5,875,515	$5,616,649
12/16	$5,547,465	$5,990,165	$5,725,280
1/17	$5,650,951	$6,102,911	$5,852,594
2/17	$5,795,204	$6,329,888	$6,017,657
3/17	$5,864,194	$6,334,195	$6,064,395
4/17	$5,970,816	$6,401,336	$6,148,767
5/17	$6,083,710	$6,466,847	$6,249,736
6/17	$6,118,205	$6,525,207	$6,289,060
7/17	$6,240,506	$6,648,239	$6,432,045
8/17	$6,256,186	$6,661,048	$6,456,884
9/17	$6,381,623	$6,823,497	$6,585,056
10/17	$6,485,109	$6,972,400	$6,708,781
11/17	$6,626,226	$7,184,118	$6,848,440
12/17	$6,694,631	$7,255,923	$6,941,039
1/18	$7,009,945	$7,638,387	$7,266,578
2/18	$6,780,927	$7,356,839	$6,998,635
3/18	$6,707,907	$7,209,157	$6,883,711
4/18	$6,691,312	$7,236,557	$6,925,946
5/18	$6,747,736	$7,440,847	$7,004,108
6/18	$6,714,545	$7,489,509	$6,988,683
7/18	$6,903,734	$7,738,055	$7,173,081
8/18	$7,049,775	$8,009,798	$7,287,184
9/18	$7,056,413	$8,023,057	$7,294,465
10/18	$6,538,633	$7,432,297	$6,783,579
11/18	$6,691,312	$7,581,156	$6,886,475
12/18	$6,197,658	$6,875,582	$6,418,478
1/19	$6,668,950	$7,465,741	$6,902,062
2/19	$6,878,019	$7,728,305	$7,088,166
3/19	$6,952,433	$7,841,152	$7,175,264
4/19	$7,211,112	$8,154,264	$7,402,978
5/19	$6,810,691	$7,626,586	$7,010,100
6/19	$7,235,917	$8,162,253	$7,436,388
7/19	$7,285,526	$8,283,585	$7,478,957
8/19	$7,133,154	$8,114,721	$7,338,189
9/19	$7,257,178	$8,257,142	$7,467,786
10/19	$7,427,268	$8,434,892	$7,646,320
11/19	$7,664,685	$8,755,517	$7,842,978
12/19	$7,911,052	$9,008,322	$8,082,095
1/20	$7,830,177	$8,998,483	$8,025,796
2/20	$7,271,404	$8,261,748	$7,451,516
3/20	$6,297,227	$7,125,610	$6,494,504
4/20	$6,973,637	$8,069,327	$7,180,881
5/20	$7,344,927	$8,500,863	$7,492,914
6/20	$7,528,734	$8,695,208	$7,698,320
7/20	$7,907,376	$9,188,951	$8,076,678
8/20	$8,341,160	$9,854,639	$8,532,127
9/20	$8,186,763	$9,495,822	$8,286,307
10/20	$8,083,831	$9,290,872	$8,120,218
11/20	$8,969,780	$10,421,135	$9,049,809
12/20	$9,403,755	$10,889,962	$9,447,873
1/21	$9,361,876	$10,841,524	$9,420,536
2/21	$9,613,150	$11,180,400	$9,645,840
3/21	$9,856,810	$11,581,138	$9,880,832
4/21	$10,252,758	$12,178,136	$10,288,195
5/21	$10,389,816	$12,233,729	$10,412,816
6/21	$10,427,888	$12,535,400	$10,554,087
7/21	$10,542,104	$12,747,381	$10,631,925
8/21	$10,789,571	$13,110,908	$10,874,356
9/21	$10,366,973	$12,522,649	$10,468,510
10/21	$10,846,679	$13,369,488	$10,964,157
11/21	$10,572,561	$13,165,986	$10,717,015
12/21	$10,972,329	$13,684,446	$11,100,795
1/22	$10,388,190	$12,879,305	$10,549,898
2/22	$10,139,537	$12,554,885	$10,319,109
3/22	$10,163,218	$12,962,118	$10,499,983
4/22	$9,456,727	$11,798,868	$9,696,171
5/22	$9,448,833	$11,783,049	$9,708,686
6/22	$8,738,394	$10,797,295	$8,945,322
7/22	$9,362,001	$11,810,275	$9,571,479
8/22	$8,979,154	$11,369,524	$9,240,198
9/22	$8,213,459	$10,315,238	$8,405,000
10/22	$8,702,872	$11,161,149	$8,883,950
11/22	$9,362,001	$11,743,719	$9,500,959
12/22	$8,988,978	$11,056,084	$9,145,206
1/23	$9,623,781	$11,817,546	$9,770,268
2/23	$9,359,279	$11,541,338	$9,509,106
3/23	$9,469,149	$11,849,944	$9,746,686
4/23	$9,546,465	$11,976,197	$9,864,643
5/23	$9,387,764	$12,022,794	$9,772,833
6/23	$9,851,659	$12,843,776	$10,297,042
7/23	$10,128,368	$13,304,183	$10,647,672
8/23	$9,823,174	$13,047,363	$10,380,893
9/23	$9,375,556	$12,425,862	$9,956,837
10/23	$9,058,155	$12,096,468	$9,653,466
11/23	$9,839,451	$13,224,443	$10,500,634
12/23	$10,379,004	$13,925,893	$11,039,019
1/24	$10,336,380	$14,080,229	$11,073,184
2/24	$10,728,523	$14,842,400	$11,494,287
3/24	$11,052,467	$15,321,177	$11,833,889
4/24	$10,664,587	$14,647,018	$11,429,492
5/24	$11,035,417	$15,339,047	$11,874,014
6/24	$11,163,290	$15,813,904	$12,097,569
7/24	$11,482,972	$16,107,868	$12,352,355
8/24	$11,751,505	$16,458,516	$12,631,713
9/24	$11,964,626	$16,798,974	$12,909,128
10/24	$11,640,682	$16,675,610	$12,628,474
11/24	$12,109,548	$17,784,940	$13,114,042
12/24	$11,717,967	$17,241,339	$12,774,602
1/25	$12,094,694	$17,785,617	$13,163,239
2/25	$12,020,225	$17,444,774	$13,082,394
3/25	$11,555,887	$16,427,212	$12,619,457
4/25	$11,560,267	$16,317,002	$12,715,969
5/25	$12,090,314	$17,351,272	$13,375,291
6/25	$12,523,988	$18,232,766	$13,948,150
7/25	$12,532,749	$18,634,299	$14,119,477
8/25	$12,839,387	$19,065,532	$14,484,185
9/25	$13,106,601	$19,723,509	$14,947,243

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	9.54%	9.86%	10.11%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference2	15.79%	12.52%	11.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 366,217,046
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023772
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class A
Trading Symbol	CMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$9,897	$10,790	$10,501
11/15	$9,857	$10,850	$10,478
12/15	$9,669	$10,627	$10,335
1/16	$9,313	$10,027	$9,980
2/16	$9,268	$10,024	$9,984
3/16	$9,730	$10,730	$10,496
4/16	$9,787	$10,796	$10,595
5/16	$9,872	$10,990	$10,649
6/16	$9,796	$11,012	$10,689
7/16	$10,080	$11,449	$11,011
8/16	$10,120	$11,478	$11,030
9/16	$10,153	$11,496	$11,067
10/16	$10,017	$11,248	$10,894
11/16	$10,182	$11,751	$10,971
12/16	$10,320	$11,980	$11,127
1/17	$10,462	$12,206	$11,309
2/17	$10,670	$12,660	$11,564
3/17	$10,759	$12,668	$11,623
4/17	$10,901	$12,803	$11,762
5/17	$11,062	$12,934	$11,923
6/17	$11,109	$13,050	$11,975
7/17	$11,275	$13,296	$12,182
8/17	$11,305	$13,322	$12,246
9/17	$11,459	$13,647	$12,406
10/17	$11,595	$13,945	$12,577
11/17	$11,779	$14,368	$12,766
12/17	$11,876	$14,512	$12,904
1/18	$12,273	$15,277	$13,299
2/18	$11,963	$14,714	$12,912
3/18	$11,879	$14,418	$12,781
4/18	$11,848	$14,473	$12,809
5/18	$11,935	$14,882	$12,950
6/18	$11,895	$14,979	$12,930
7/18	$12,138	$15,476	$13,180
8/18	$12,343	$16,020	$13,367
9/18	$12,333	$16,046	$13,353
10/18	$11,696	$14,865	$12,650
11/18	$11,883	$15,162	$12,812
12/18	$11,266	$13,751	$12,239
1/19	$11,942	$14,931	$12,943
2/19	$12,225	$15,457	$13,196
3/19	$12,361	$15,682	$13,386
4/19	$12,684	$16,309	$13,696
5/19	$12,250	$15,253	$13,236
6/19	$12,788	$16,325	$13,867
7/19	$12,861	$16,567	$13,939
8/19	$12,749	$16,229	$13,852
9/19	$12,879	$16,514	$14,006
10/19	$13,084	$16,870	$14,256
11/19	$13,368	$17,511	$14,526
12/19	$13,653	$18,017	$14,839
1/20	$13,633	$17,997	$14,850
2/20	$13,022	$16,524	$14,157
3/20	$11,675	$14,251	$12,824
4/20	$12,588	$16,139	$13,877
5/20	$13,089	$17,002	$14,334
6/20	$13,370	$17,390	$14,638
7/20	$13,878	$18,378	$15,221
8/20	$14,394	$19,709	$15,814
9/20	$14,224	$18,992	$15,479
10/20	$14,100	$18,582	$15,236
11/20	$15,195	$20,842	$16,534
12/20	$15,724	$21,780	$17,062
1/21	$15,681	$21,683	$16,991
2/21	$15,932	$22,361	$17,219
3/21	$16,185	$23,162	$17,468
4/21	$16,657	$24,356	$18,032
5/21	$16,822	$24,467	$18,199
6/21	$16,900	$25,071	$18,422
7/21	$17,072	$25,495	$18,587
8/21	$17,337	$26,222	$18,886
9/21	$16,859	$25,045	$18,327
10/21	$17,368	$26,739	$18,966
11/21	$17,081	$26,332	$18,683
12/21	$17,514	$27,369	$19,152
1/22	$16,815	$25,759	$18,345
2/22	$16,514	$25,110	$17,996
3/22	$16,419	$25,924	$18,094
4/22	$15,516	$23,598	$16,895
5/22	$15,486	$23,566	$16,939
6/22	$14,582	$21,595	$15,905
7/22	$15,426	$23,621	$16,832
8/22	$14,906	$22,739	$16,278
9/22	$13,839	$20,630	$15,022
10/22	$14,346	$22,322	$15,599
11/22	$15,215	$23,487	$16,525
12/22	$14,774	$22,112	$16,043
1/23	$15,639	$23,635	$16,969
2/23	$15,256	$23,083	$16,522
3/23	$15,478	$23,700	$16,938
4/23	$15,586	$23,952	$17,113
5/23	$15,355	$24,046	$16,957
6/23	$15,879	$25,688	$17,605
7/23	$16,211	$26,608	$18,032
8/23	$15,833	$26,095	$17,681
9/23	$15,185	$24,852	$17,030
10/23	$14,735	$24,193	$16,585
11/23	$15,859	$26,449	$17,846
12/23	$16,675	$27,852	$18,697
1/24	$16,626	$28,160	$18,731
2/24	$17,026	$29,685	$19,182
3/24	$17,440	$30,642	$19,641
4/24	$16,875	$29,294	$19,009
5/24	$17,383	$30,678	$19,639
6/24	$17,584	$31,628	$19,968
7/24	$18,053	$32,216	$20,399
8/24	$18,440	$32,917	$20,812
9/24	$18,736	$33,598	$21,217
10/24	$18,282	$33,351	$20,753
11/24	$18,893	$35,570	$21,416
12/24	$18,354	$34,483	$20,914
1/25	$18,817	$35,571	$21,403
2/25	$18,834	$34,890	$21,428
3/25	$18,279	$32,854	$20,863
4/25	$18,288	$32,634	$20,985
5/25	$18,862	$34,703	$21,735
6/25	$19,430	$36,466	$22,505
7/25	$19,438	$37,269	$22,697
8/25	$19,844	$38,131	$23,191
9/25	$20,194	$39,447	$23,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	7.76%	7.25%	7.85%
Class A with 5.25% Maximum Sales Charge	2.09%	6.11%	7.27%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference1	12.16%	8.98%	9.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 392,436,340
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023773
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class C
Trading Symbol	CMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,441	$10,790	$10,501
11/15	$10,396	$10,850	$10,478
12/15	$10,190	$10,627	$10,335
1/16	$9,806	$10,027	$9,980
2/16	$9,750	$10,024	$9,984
3/16	$10,233	$10,730	$10,496
4/16	$10,283	$10,796	$10,595
5/16	$10,370	$10,990	$10,649
6/16	$10,283	$11,012	$10,689
7/16	$10,575	$11,449	$11,011
8/16	$10,612	$11,478	$11,030
9/16	$10,637	$11,496	$11,067
10/16	$10,494	$11,248	$10,894
11/16	$10,656	$11,751	$10,971
12/16	$10,794	$11,980	$11,127
1/17	$10,936	$12,206	$11,309
2/17	$11,150	$12,660	$11,564
3/17	$11,228	$12,668	$11,623
4/17	$11,377	$12,803	$11,762
5/17	$11,533	$12,934	$11,923
6/17	$11,579	$13,050	$11,975
7/17	$11,741	$13,296	$12,182
8/17	$11,760	$13,322	$12,246
9/17	$11,916	$13,647	$12,406
10/17	$12,052	$13,945	$12,577
11/17	$12,234	$14,368	$12,766
12/17	$12,332	$14,512	$12,904
1/18	$12,737	$15,277	$13,299
2/18	$12,400	$14,714	$12,912
3/18	$12,305	$14,418	$12,781
4/18	$12,264	$14,473	$12,809
5/18	$12,352	$14,882	$12,950
6/18	$12,299	$14,979	$12,930
7/18	$12,549	$15,476	$13,180
8/18	$12,751	$16,020	$13,367
9/18	$12,730	$16,046	$13,353
10/18	$12,068	$14,865	$12,650
11/18	$12,250	$15,162	$12,812
12/18	$11,605	$13,751	$12,239
1/19	$12,296	$14,931	$12,943
2/19	$12,581	$15,457	$13,196
3/19	$12,709	$15,682	$13,386
4/19	$13,029	$16,309	$13,696
5/19	$12,581	$15,253	$13,236
6/19	$13,125	$16,325	$13,867
7/19	$13,189	$16,567	$13,939
8/19	$13,068	$16,229	$13,852
9/19	$13,199	$16,514	$14,006
10/19	$13,398	$16,870	$14,256
11/19	$13,676	$17,511	$14,526
12/19	$13,958	$18,017	$14,839
1/20	$13,928	$17,997	$14,850
2/20	$13,300	$16,524	$14,157
3/20	$11,916	$14,251	$12,824
4/20	$12,841	$16,139	$13,877
5/20	$13,351	$17,002	$14,334
6/20	$13,618	$17,390	$14,638
7/20	$14,135	$18,378	$15,221
8/20	$14,653	$19,709	$15,814
9/20	$14,468	$18,992	$15,479
10/20	$14,328	$18,582	$15,236
11/20	$15,430	$20,842	$16,534
12/20	$15,961	$21,780	$17,062
1/21	$15,907	$21,683	$16,991
2/21	$16,153	$22,361	$17,219
3/21	$16,391	$23,162	$17,468
4/21	$16,860	$24,356	$18,032
5/21	$17,022	$24,467	$18,199
6/21	$17,083	$25,071	$18,422
7/21	$17,252	$25,495	$18,587
8/21	$17,513	$26,222	$18,886
9/21	$17,014	$25,045	$18,327
10/21	$17,521	$26,739	$18,966
11/21	$17,214	$26,332	$18,683
12/21	$17,643	$27,369	$19,152
1/22	$16,934	$25,759	$18,345
2/22	$16,620	$25,110	$17,996
3/22	$16,516	$25,924	$18,094
4/22	$15,589	$23,598	$16,895
5/22	$15,549	$23,566	$16,939
6/22	$14,633	$21,595	$15,905
7/22	$15,471	$23,621	$16,832
8/22	$14,939	$22,739	$16,278
9/22	$13,867	$20,630	$15,022
10/22	$14,367	$22,322	$15,599
11/22	$15,222	$23,487	$16,525
12/22	$14,773	$22,112	$16,043
1/23	$15,629	$23,635	$16,969
2/23	$15,238	$23,083	$16,522
3/23	$15,444	$23,700	$16,938
4/23	$15,543	$23,952	$17,113
5/23	$15,305	$24,046	$16,957
6/23	$15,817	$25,688	$17,605
7/23	$16,137	$26,608	$18,032
8/23	$15,752	$26,095	$17,681
9/23	$15,099	$24,852	$17,030
10/23	$14,639	$24,193	$16,585
11/23	$15,748	$26,449	$17,846
12/23	$16,552	$27,852	$18,697
1/24	$16,491	$28,160	$18,731
2/24	$16,873	$29,685	$19,182
3/24	$17,273	$30,642	$19,641
4/24	$16,708	$29,294	$19,009
5/24	$17,204	$30,678	$19,639
6/24	$17,384	$31,628	$19,968
7/24	$17,838	$32,216	$20,399
8/24	$18,204	$32,917	$20,812
9/24	$18,492	$33,598	$21,217
10/24	$18,029	$33,351	$20,753
11/24	$18,623	$35,570	$21,416
12/24	$18,080	$34,483	$20,914
1/25	$18,525	$35,571	$21,403
2/25	$18,525	$34,890	$21,428
3/25	$17,974	$32,854	$20,863
4/25	$17,965	$32,634	$20,985
5/25	$18,527	$34,703	$21,735
6/25	$19,073	$36,466	$22,505
7/25	$19,064	$37,269	$22,697
8/25	$19,448	$38,131	$23,191
9/25	$20,077	$39,447	$23,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.93%	6.44%	7.21%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.93%	6.44%	7.21%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference1	12.16%	8.98%	9.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 392,436,340
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099327
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class I
Trading Symbol	CLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,020,478	$1,062,697	$1,033,525
3/16	$1,026,965	$1,072,987	$1,049,631
6/16	$1,034,394	$1,101,212	$1,068,890
9/16	$1,073,088	$1,149,640	$1,106,703
12/16	$1,091,733	$1,198,033	$1,112,745
3/17	$1,139,445	$1,266,839	$1,162,283
6/17	$1,177,740	$1,305,041	$1,197,463
9/17	$1,215,408	$1,364,699	$1,240,597
12/17	$1,260,904	$1,451,185	$1,290,406
3/18	$1,262,030	$1,441,831	$1,278,142
6/18	$1,265,212	$1,497,902	$1,293,026
9/18	$1,313,167	$1,604,611	$1,335,260
12/18	$1,199,801	$1,375,116	$1,223,868
3/19	$1,317,171	$1,568,230	$1,338,557
6/19	$1,364,167	$1,632,451	$1,386,665
9/19	$1,374,749	$1,651,428	$1,400,608
12/19	$1,457,388	$1,801,664	$1,483,917
3/20	$1,247,209	$1,425,122	$1,282,382
6/20	$1,429,042	$1,739,042	$1,463,820
9/20	$1,521,997	$1,899,164	$1,547,890
12/20	$1,683,411	$2,177,992	$1,706,206
3/21	$1,733,726	$2,316,228	$1,746,823
6/21	$1,811,337	$2,507,080	$1,842,216
9/21	$1,808,123	$2,504,530	$1,832,711
12/21	$1,880,225	$2,736,889	$1,915,184
3/22	$1,763,879	$2,592,424	$1,809,415
6/22	$1,567,083	$2,159,459	$1,590,516
9/22	$1,488,301	$2,063,048	$1,502,196
12/22	$1,589,730	$2,211,217	$1,604,262
3/23	$1,666,457	$2,369,989	$1,693,825
6/23	$1,710,663	$2,568,755	$1,760,452
9/23	$1,637,806	$2,485,172	$1,703,007
12/23	$1,798,507	$2,785,179	$1,869,678
3/24	$1,882,059	$3,064,235	$1,964,071
6/24	$1,898,799	$3,162,781	$1,996,816
9/24	$2,025,183	$3,359,795	$2,121,725
12/24	$1,985,163	$3,448,268	$2,091,444
3/25	$1,978,362	$3,285,442	$2,086,262
6/25	$2,103,937	$3,646,553	$2,250,504
9/25	$2,187,531	$3,944,702	$2,379,748

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.02%	7.52%	8.14%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference2	12.16%	8.98%	9.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 392,436,340
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235279
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	CAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,222,930	$5,394,926	$5,250,397
11/15	$5,201,699	$5,424,833	$5,238,854
12/15	$5,102,392	$5,313,486	$5,167,626
1/16	$4,914,739	$5,013,671	$4,989,766
2/16	$4,890,910	$5,012,057	$4,992,038
3/16	$5,134,825	$5,364,936	$5,248,156
4/16	$5,164,748	$5,398,185	$5,297,703
5/16	$5,209,633	$5,494,761	$5,324,446
6/16	$5,171,968	$5,506,059	$5,344,450
7/16	$5,324,967	$5,724,578	$5,505,510
8/16	$5,345,967	$5,739,180	$5,515,241
9/16	$5,365,439	$5,748,202	$5,533,514
10/16	$5,296,304	$5,623,837	$5,447,049
11/16	$5,383,474	$5,875,515	$5,485,453
12/16	$5,458,663	$5,990,165	$5,563,725
1/17	$5,537,137	$6,102,911	$5,654,535
2/17	$5,647,001	$6,329,888	$5,782,137
3/17	$5,697,224	$6,334,195	$5,811,413
4/17	$5,775,698	$6,401,336	$5,881,101
5/17	$5,860,450	$6,466,847	$5,961,319
6/17	$5,888,701	$6,525,207	$5,987,315
7/17	$5,976,592	$6,648,239	$6,091,009
8/17	$5,992,287	$6,661,048	$6,122,757
9/17	$6,077,039	$6,823,497	$6,202,987
10/17	$6,152,374	$6,972,400	$6,288,471
11/17	$6,249,682	$7,184,118	$6,383,004
12/17	$6,304,522	$7,255,923	$6,452,031
1/18	$6,518,626	$7,638,387	$6,649,719
2/18	$6,353,931	$7,356,839	$6,456,138
3/18	$6,310,152	$7,209,157	$6,390,712
4/18	$6,293,650	$7,236,557	$6,404,599
5/18	$6,346,455	$7,440,847	$6,474,776
6/18	$6,326,060	$7,489,509	$6,465,131
7/18	$6,458,404	$7,738,055	$6,590,016
8/18	$6,567,588	$8,009,798	$6,683,487
9/18	$6,565,835	$8,023,057	$6,676,298
10/18	$6,227,424	$7,432,297	$6,325,043
11/18	$6,326,956	$7,581,156	$6,406,036
12/18	$5,999,007	$6,875,582	$6,119,339
1/19	$6,362,584	$7,465,741	$6,471,377
2/19	$6,512,908	$7,728,305	$6,598,022
3/19	$6,585,857	$7,841,152	$6,692,786
4/19	$6,761,013	$8,154,264	$6,848,236
5/19	$6,529,807	$7,626,586	$6,618,230
6/19	$6,820,833	$8,162,253	$6,933,326
7/19	$6,859,488	$8,283,585	$6,969,260
8/19	$6,803,263	$8,114,721	$6,925,872
9/19	$6,873,746	$8,257,142	$7,003,042
10/19	$6,982,965	$8,434,892	$7,128,172
11/19	$7,134,462	$8,755,517	$7,262,913
12/19	$7,286,941	$9,008,322	$7,419,585
1/20	$7,279,625	$8,998,483	$7,425,180
2/20	$6,954,053	$8,261,748	$7,078,447
3/20	$6,236,047	$7,125,610	$6,411,908
4/20	$6,727,305	$8,069,327	$6,938,428
5/20	$6,998,597	$8,500,863	$7,167,132
6/20	$7,145,210	$8,695,208	$7,319,099
7/20	$7,424,262	$9,188,951	$7,610,668
8/20	$7,699,643	$9,854,639	$7,906,944
9/20	$7,609,983	$9,495,822	$7,739,449
10/20	$7,543,745	$9,290,872	$7,617,887
11/20	$8,132,525	$10,421,135	$8,266,793
12/20	$8,417,056	$10,889,962	$8,531,031
1/21	$8,394,110	$10,841,524	$8,495,346
2/21	$8,531,781	$11,180,400	$8,609,316
3/21	$8,668,630	$11,581,138	$8,734,113
4/21	$8,925,280	$12,178,136	$9,016,232
5/21	$9,017,214	$12,233,729	$9,099,446
6/21	$9,056,687	$12,535,400	$9,211,081
7/21	$9,152,626	$12,747,381	$9,293,338
8/21	$9,298,454	$13,110,908	$9,442,848
9/21	$9,040,616	$12,522,649	$9,163,554
10/21	$9,317,369	$13,369,488	$9,483,063
11/21	$9,163,617	$13,165,986	$9,341,290
12/21	$9,401,126	$13,684,446	$9,575,920
1/22	$9,026,531	$12,879,305	$9,172,482
2/22	$8,865,414	$12,554,885	$8,998,165
3/22	$8,819,916	$12,962,118	$9,047,076
4/22	$8,331,714	$11,798,868	$8,447,482
5/22	$8,319,610	$11,783,049	$8,469,617
6/22	$7,837,139	$10,797,295	$7,952,582
7/22	$8,294,339	$11,810,275	$8,416,055
8/22	$8,011,118	$11,369,524	$8,138,778
9/22	$7,444,214	$10,315,238	$7,510,981
10/22	$7,716,315	$11,161,149	$7,799,551
11/22	$8,187,417	$11,743,719	$8,262,306
12/22	$7,952,648	$11,056,084	$8,021,308
1/23	$8,421,661	$11,817,546	$8,484,345
2/23	$8,211,839	$11,541,338	$8,261,022
3/23	$8,333,406	$11,849,944	$8,469,122
4/23	$8,395,410	$11,976,197	$8,556,507
5/23	$8,275,535	$12,022,794	$8,478,684
6/23	$8,555,698	$12,843,776	$8,802,259
7/23	$8,738,441	$13,304,183	$9,016,117
8/23	$8,534,931	$13,047,363	$8,840,498
9/23	$8,192,592	$12,425,862	$8,515,037
10/23	$7,946,230	$12,096,468	$8,292,716
11/23	$8,555,872	$13,224,443	$8,922,953
12/23	$8,998,275	$13,925,893	$9,348,390
1/24	$8,976,242	$14,080,229	$9,365,585
2/24	$9,192,165	$14,842,400	$9,590,885
3/24	$9,417,879	$15,321,177	$9,820,357
4/24	$9,117,073	$14,647,018	$9,504,745
5/24	$9,395,761	$15,339,047	$9,819,297
6/24	$9,502,901	$15,813,904	$9,984,081
7/24	$9,760,697	$16,107,868	$10,199,617
8/24	$9,969,601	$16,458,516	$10,406,027
9/24	$10,132,623	$16,798,974	$10,608,624
10/24	$9,891,582	$16,675,610	$10,376,429
11/24	$10,226,361	$17,784,940	$10,708,011
12/24	$9,937,257	$17,241,339	$10,457,219
1/25	$10,187,623	$17,785,617	$10,701,534
2/25	$10,196,728	$17,444,774	$10,714,174
3/25	$9,900,208	$16,427,212	$10,431,312
4/25	$9,909,345	$16,317,002	$10,492,613
5/25	$10,224,580	$17,351,272	$10,867,275
6/25	$10,535,251	$18,232,766	$11,252,519
7/25	$10,544,424	$18,634,299	$11,348,644
8/25	$10,764,577	$19,065,532	$11,595,659
9/25	$10,950,710	$19,723,509	$11,898,739

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	8.07%	7.55%	8.15%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference2	12.16%	8.98%	9.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 392,436,340
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235426
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class A
Trading Symbol	CRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
4/22	$10,000	$10,000	$10,000
5/22	$9,608	$9,987	$10,194
6/22	$8,925	$9,151	$9,304
7/22	$9,551	$10,010	$9,921
8/22	$9,276	$9,636	$9,625
9/22	$8,575	$8,743	$8,781
10/22	$9,267	$9,460	$9,681
11/22	$9,835	$9,953	$10,286
12/22	$9,334	$9,370	$9,872
1/23	$9,893	$10,016	$10,383
2/23	$9,543	$9,782	$10,017
3/23	$9,324	$10,043	$9,971
4/23	$9,514	$10,150	$10,121
5/23	$9,277	$10,190	$9,731
6/23	$9,761	$10,886	$10,377
7/23	$10,102	$11,276	$10,742
8/23	$9,704	$11,058	$10,452
9/23	$9,248	$10,531	$10,049
10/23	$8,793	$10,252	$9,694
11/23	$9,476	$11,208	$10,426
12/23	$10,139	$11,803	$11,003
1/24	$9,842	$11,934	$11,015
2/24	$10,359	$12,580	$11,421
3/24	$10,885	$12,985	$11,992
4/24	$10,694	$12,414	$11,480
5/24	$11,028	$13,000	$11,844
6/24	$10,847	$13,403	$11,732
7/24	$11,267	$13,652	$12,332
8/24	$11,296	$13,949	$12,663
9/24	$11,583	$14,238	$12,839
10/24	$11,430	$14,133	$12,697
11/24	$12,157	$15,073	$13,508
12/24	$11,359	$14,613	$12,584
1/25	$11,788	$15,074	$13,167
2/25	$11,698	$14,785	$13,220
3/25	$11,299	$13,923	$12,853
4/25	$10,781	$13,829	$12,461
5/25	$11,339	$14,706	$12,899
6/25	$11,688	$15,453	$13,340
7/25	$11,658	$15,793	$13,416
8/25	$11,947	$16,159	$13,844
9/25	$12,191	$16,716	$14,051

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class A	5.21%	7.62%
Class A with 5.25% Maximum Sales Charge	(0.31)%	5.96%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 63,676,996
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 213,637
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235427
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class C
Trading Symbol	CRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.74%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 1000® Value Index
4/22	$10,000	$10,000	$10,000
5/22	$10,130	$9,987	$10,194
6/22	$9,410	$9,151	$9,304
7/22	$10,060	$10,010	$9,921
8/22	$9,760	$9,636	$9,625
9/22	$9,020	$8,743	$8,781
10/22	$9,740	$9,460	$9,681
11/22	$10,330	$9,953	$10,286
12/22	$9,800	$9,370	$9,872
1/23	$10,380	$10,016	$10,383
2/23	$10,000	$9,782	$10,017
3/23	$9,770	$10,043	$9,971
4/23	$9,960	$10,150	$10,121
5/23	$9,700	$10,190	$9,731
6/23	$10,210	$10,886	$10,377
7/23	$10,560	$11,276	$10,742
8/23	$10,140	$11,058	$10,452
9/23	$9,660	$10,531	$10,049
10/23	$9,170	$10,252	$9,694
11/23	$9,880	$11,208	$10,426
12/23	$10,567	$11,803	$11,003
1/24	$10,256	$11,934	$11,015
2/24	$10,778	$12,580	$11,421
3/24	$11,319	$12,985	$11,992
4/24	$11,109	$12,414	$11,480
5/24	$11,459	$13,000	$11,844
6/24	$11,259	$13,403	$11,732
7/24	$11,690	$13,652	$12,332
8/24	$11,710	$13,949	$12,663
9/24	$12,011	$14,238	$12,839
10/24	$11,840	$14,133	$12,697
11/24	$12,582	$15,073	$13,508
12/24	$11,743	$14,613	$12,584
1/25	$12,180	$15,074	$13,167
2/25	$12,086	$14,785	$13,220
3/25	$11,659	$13,923	$12,853
4/25	$11,128	$13,829	$12,461
5/25	$11,691	$14,706	$12,899
6/25	$12,044	$15,453	$13,340
7/25	$12,013	$15,793	$13,416
8/25	$12,294	$16,159	$13,844
9/25	$12,534	$16,716	$14,051

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class C, with conversion to Class A after 8 years	4.35%	6.82%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.35%	6.82%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 63,676,996
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 213,637
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235428
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class I
Trading Symbol	CRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
4/22	$1,000,000	$1,000,000	$1,000,000
6/22	$942,000	$915,113	$930,369
9/22	$905,000	$874,257	$878,106
12/22	$986,653	$937,046	$987,173
3/23	$985,652	$1,004,329	$997,105
6/23	$1,032,731	$1,088,560	$1,037,732
9/23	$979,642	$1,053,140	$1,004,889
12/23	$1,073,723	$1,180,274	$1,100,329
3/24	$1,153,670	$1,298,529	$1,199,201
6/24	$1,149,622	$1,340,290	$1,173,226
9/24	$1,229,570	$1,423,778	$1,283,860
12/24	$1,205,537	$1,461,271	$1,258,428
3/25	$1,200,254	$1,392,270	$1,285,305
6/25	$1,243,573	$1,545,298	$1,333,981
9/25	$1,297,458	$1,671,644	$1,405,079

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class I	5.52%	7.90%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 63,676,996
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 213,637
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235425
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class R6
Trading Symbol	CRFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
4/22	$5,000,000	$5,000,000	$5,000,000
5/22	$5,070,000	$4,993,296	$5,097,198
6/22	$4,710,000	$4,575,564	$4,651,846
7/22	$5,045,000	$5,004,834	$4,960,322
8/22	$4,900,000	$4,818,057	$4,812,527
9/22	$4,525,000	$4,371,283	$4,390,530
10/22	$4,895,000	$4,729,754	$4,840,692
11/22	$5,195,000	$4,976,629	$5,143,195
12/22	$4,931,292	$4,685,231	$4,935,864
1/23	$5,226,969	$5,007,915	$5,191,642
2/23	$5,041,544	$4,890,866	$5,008,590
3/23	$4,926,280	$5,021,644	$4,985,525
4/23	$5,026,510	$5,075,146	$5,060,641
5/23	$4,906,234	$5,094,893	$4,865,463
6/23	$5,161,820	$5,442,800	$5,188,661
7/23	$5,347,244	$5,637,906	$5,371,120
8/23	$5,136,762	$5,529,074	$5,226,119
9/23	$4,896,211	$5,265,701	$5,024,446
10/23	$4,655,661	$5,126,114	$4,847,173
11/23	$5,016,487	$5,604,115	$5,212,891
12/23	$5,367,921	$5,901,368	$5,501,647
1/24	$5,215,999	$5,966,771	$5,507,343
2/24	$5,484,395	$6,289,756	$5,710,508
3/24	$5,762,919	$6,492,647	$5,996,003
4/24	$5,666,702	$6,206,959	$5,739,881
5/24	$5,843,945	$6,500,219	$5,921,835
6/24	$5,747,727	$6,701,450	$5,866,131
7/24	$5,975,611	$6,826,023	$6,166,018
8/24	$5,990,803	$6,974,616	$6,331,421
9/24	$6,147,789	$7,118,892	$6,419,301
10/24	$6,066,764	$7,066,614	$6,348,651
11/24	$6,451,634	$7,536,714	$6,754,068
12/24	$6,027,960	$7,306,353	$6,292,140
1/25	$6,255,330	$7,537,001	$6,583,372
2/25	$6,213,029	$7,392,563	$6,610,103
3/25	$6,001,522	$6,961,351	$6,426,526
4/25	$5,726,562	$6,914,647	$6,230,654
5/25	$6,027,960	$7,352,939	$6,449,444
6/25	$6,213,029	$7,726,489	$6,669,905
7/25	$6,197,166	$7,896,647	$6,708,202
8/25	$6,350,509	$8,079,390	$6,921,996
9/25	$6,482,701	$8,358,221	$7,025,395

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class R6	5.45%	7.88%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 63,676,996
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 213,637
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745